UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 9 of its series:

Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund.

Date of reporting period: March 31, 2015

ITEM 1. INVESTMENTS

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 99.20%
Consumer Discretionary : 26.81%
Auto Components : 1.37%
Gentherm Incorporated †	38,969	$1,968,324

Diversified Consumer Services : 3.10%
Bright Horizons Family Solutions Incorporated †	37,900	1,943,133
ServiceMaster Global Holdings Incorporated †	74,616	2,518,290
		4,461,423

Hotels, Restaurants & Leisure : 3.55%
Dave & Buster Entertainment Incorporated †	35,300	1,075,238
Domino’s Pizza Incorporated	19,800	1,990,890
Extended Stay America Incorporated	39,503	771,494
Krispy Kreme Doughnuts Incorporated †	63,000	1,259,370
		5,096,992

Household Durables : 2.11%
Harman International Industries Incorporated	12,900	1,723,827
Jarden Corporation †	24,700	1,306,630
		3,030,457

Internet & Catalog Retail : 2.11%
MakeMyTrip Limited †	61,464	1,349,749
Vipshop Holdings Limited ADS †	57,300	1,686,912
		3,036,661

Leisure Products : 2.25%
The Brunswick Corporation	22,900	1,178,205
Polaris Industries Incorporated	14,600	2,060,060
		3,238,265

Media : 2.22%
Cinemark Holdings Incorporated	70,800	3,190,956

Specialty Retail : 4.72%
Brown Shoe Company Incorporated	36,400	1,193,920
Lithia Motors Incorporated Class A	20,800	2,067,728
Restoration Hardware Holdings Incorporated †	18,745	1,859,317
The Michaels Companies Incorporated †	61,338	1,659,806
		6,780,771

Textiles, Apparel & Luxury Goods : 5.38%
Carter’s Incorporated	25,400	2,348,738
Columbia Sportswear Company	29,577	1,801,239
Kate Spade & Company †	58,213	1,943,732
Under Armour Incorporated Class A †	20,400	1,647,300
		7,741,009

Consumer Staples : 1.24%
Beverages : 1.24%
Constellation Brands Incorporated Class A †	15,300	1,778,013

Energy : 2.59%
Oil, Gas & Consumable Fuels : 2.59%
Delek US Holdings Incorporated	18,700	743,325

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Incorporated †	29,500	$2,266,780
Sanchez Energy Corporation †«	55,222	718,438
		3,728,543

Financials : 4.46%
Capital Markets : 3.89%
Affiliated Managers Group Incorporated †	6,900	1,481,982
Raymond James Financial Incorporated	25,000	1,419,500
SEI Investments Company	61,100	2,693,899
		5,595,381

Real Estate Management & Development : 0.57%
Howard Hughes Corporation †	5,318	824,396

Health Care : 22.75%
Biotechnology : 8.24%
Achillion Pharmaceuticals Incorporated †	59,437	586,049
Alnylam Pharmaceuticals Incorporated †	14,623	1,526,934
AMAG Pharmaceuticals Incorporated †«	33,674	1,840,621
BioMarin Pharmaceutical Incorporated †	9,967	1,242,088
bluebird bio Incorporated †	8,000	966,160
Cepheid Incorporated †	35,365	2,012,269
Medivation Incorporated †	11,200	1,445,584
Novavax Incorporated †	145,834	1,206,047
Puma Biotechnology Incorporated †	4,300	1,015,273
		11,841,025

Health Care Equipment & Supplies : 6.37%
Alere Incorporated †	30,800	1,506,120
Align Technology Incorporated †	36,900	1,984,667
DexCom Incorporated †	26,281	1,638,358
IDEXX Laboratories Incorporated †	11,500	1,776,520
The Cooper Companies Incorporated	12,000	2,249,040
		9,154,705

Health Care Providers & Services : 4.26%
Community Health Systems Incorporated †	37,200	1,944,816
Envision Healthcare Holdings Incorporated †	54,758	2,099,969
VCA Incorporated †	37,900	2,077,678
		6,122,463

Health Care Technology : 1.03%
athenahealth Incorporated †«	12,400	1,480,436

Pharmaceuticals : 2.85%
Catalent Incorporated †	43,859	1,366,208
GW Pharmaceuticals plc ADR †«	6,900	628,797
Jazz Pharmaceuticals plc †	12,200	2,108,038
		4,103,043

Industrials : 15.50%
Aerospace & Defense : 2.26%
Huntington Ingalls Industries Incorporated	9,700	1,359,455
TASER International Incorporated †«	78,100	1,882,991
		3,242,446

2

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Airlines : 1.49%
Spirit Airlines Incorporated †	27,600	$2,135,136

Building Products : 1.13%
Allegion plc	26,600	1,627,122

Electrical Equipment : 1.65%
Acuity Brands Incorporated	14,100	2,371,056

Industrial Conglomerates : 1.70%
Carlisle Companies Incorporated	26,457	2,450,712

Machinery : 5.42%
Allison Transmission Holdings Incorporated	50,800	1,622,552
Proto Labs Incorporated †«	21,800	1,526,000
Snap-on Incorporated	10,272	1,510,600
Wabtec Corporation	32,900	3,125,829
		7,784,981

Road & Rail : 1.85%
Old Dominion Freight Line Incorporated †	34,500	2,666,850

Information Technology : 21.98%
Communications Equipment : 1.41%
Palo Alto Networks Incorporated †	13,859	2,024,523

Electronic Equipment, Instruments & Components : 1.49%
Cognex Corporation †	43,300	2,147,247

Internet Software & Services : 2.08%
CoStar Group Incorporated †	15,079	2,983,079

IT Services : 5.31%
EPAM Systems Incorporated †	24,300	1,489,347
Euronet Worldwide Incorporated †	35,593	2,091,089
Vantiv Incorporated Class A †	54,353	2,049,108
WEX Incorporated †	18,700	2,007,632
		7,637,176

Semiconductors & Semiconductor Equipment : 2.65%
Qorvo Incorporated †	23,174	1,846,968
Tower Semiconductor Limited †«	60,600	1,028,988
Veeco Instruments Incorporated †	30,650	936,358
		3,812,314

Software : 9.04%
CyberArk Software Limited †«	27,773	1,543,346
Fleetmatics Group plc †	41,204	1,847,999
Guidewire Software Incorporated †	29,981	1,577,300
Mobileye NV †«	16,900	710,307
ServiceNow Incorporated †	18,486	1,456,327
Solera Holdings Incorporated	31,420	1,623,156
Splunk Incorporated †	31,700	1,876,640
Tableau Software Incorporated Class A †	25,515	2,360,648
		12,995,723

Materials : 2.42%
Chemicals : 1.30%
Axalta Coating Systems Limited †	67,483	1,863,880

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name			Shares	Value
Construction Materials : 1.12%
Vulcan Materials Company			19,200	$1,618,560

Telecommunication Services : 1.45%
Wireless Telecommunication Services : 1.45%
SBA Communications Corporation Class A †			17,784	2,082,506

Total Common Stocks (Cost $116,891,564)				142,616,174

		Yield
Short-Term Investments : 7.29%
Investment Companies : 7.29%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	9,429,375	9,429,375
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	1,057,420	1,057,420
Total Short-Term Investments (Cost $10,486,795)				10,486,795

Total investments in securities (Cost $127,378,359)*	106.49%			153,102,969
Other assets and liabilities, net	(6.49)			(9,333,194)

Total net assets	100.00%			$143,769,775

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $127,656,735 and unrealized gains (losses) consists of:

Gross unrealized gains	$28,856,677
Gross unrealized losses	(3,410,443)

Net unrealized gains	$25,446,234

Abbreviations:

ADR	American depositary receipt
ADS	American depositary shares
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$38,544,858	$0	$0	$38,544,858
Consumer staples	1,778,013	0	0	1,778,013
Energy	3,728,543	0	0	3,728,543
Financials	6,419,777	0	0	6,419,777
Health care	32,701,672	0	0	32,701,672
Industrials	22,278,303	0	0	22,278,303
Information technology	31,600,062	0	0	31,600,062
Materials	3,482,440	0	0	3,482,440
Telecommunication services	2,082,506	0	0	2,082,506
Short-term investments
Investment companies	1,057,420	9,429,375	0	10,486,795

Total assets	$143,673,594	$9,429,375	$0	$153,102,969

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 59.15%
Consumer Discretionary : 7.45%
Auto Components : 0.25%
BorgWarner Incorporated	670	$40,522
Delphi Automotive plc	859	68,497
Johnson Controls Incorporated	1,947	98,207
The Goodyear Tire & Rubber Company	798	21,610
		228,836

Automobiles : 0.41%
Ford Motor Company	11,717	189,112
General Motors Company	4,006	150,225
Harley-Davidson Incorporated	627	38,084
		377,421

Distributors : 0.05%
Genuine Parts Company	452	42,122

Diversified Consumer Services : 0.03%
H&R Block Incorporated	816	26,169

Hotels, Restaurants & Leisure : 1.02%
Carnival Corporation	1,334	63,819
Chipotle Mexican Grill Incorporated †	91	59,199
Darden Restaurants Incorporated	366	25,378
Marriott International Incorporated Class A	614	49,316
McDonald’s Corporation	2,847	277,412
Royal Caribbean Cruises Limited	488	39,943
Starbucks Corporation	2,220	210,234
Starwood Hotels & Resorts Worldwide Incorporated	508	42,418
Wyndham Worldwide Corporation	356	32,207
Wynn Resorts Limited	239	30,085
Yum! Brands Incorporated	1,282	100,919
		930,930

Household Durables : 0.27%
D.R. Horton Incorporated	985	28,053
Garmin Limited	358	17,012
Harman International Industries Incorporated	202	26,993
Leggett & Platt Incorporated	409	18,851
Lennar Corporation	528	27,356
Mohawk Industries Incorporated †	182	33,807
Newell Rubbermaid Incorporated	803	31,373
Pulte Homes Incorporated	981	21,808
Whirlpool Corporation	230	46,474
		251,727

Internet & Catalog Retail : 0.79%
Amazon.com Incorporated †	1,128	419,729
Expedia Incorporated	292	27,486
Netflix Incorporated †	178	74,171
The Priceline Group Incorporated †	153	178,115
TripAdvisor Incorporated †	330	27,446
		726,947

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Leisure Products : 0.05%
Hasbro Incorporated	331	$20,932
Mattel Incorporated	1,001	22,873
		43,805

Media : 2.09%
Cablevision Systems Corporation New York Group Class A	650	11,895
CBS Corporation Class B	1,355	82,154
Comcast Corporation Class A	7,527	425,050
DIRECTV Group Incorporated †	1,489	126,714
Discovery Communications Incorporated Class A	440	13,534
Discovery Communications Incorporated Class C †	801	23,609
Gannett Company Incorporated	671	24,881
Interpublic Group of Companies Incorporated	1,221	27,009
News Corporation Class A †	1,479	23,679
Omnicom Group Incorporated	731	57,003
Scripps Networks Interactive Incorporated	288	19,745
The Walt Disney Company	4,631	485,746
Time Warner Cable Incorporated	831	124,550
Time Warner Incorporated	2,459	207,638
Twenty-First Century Fox Incorporated	5,415	183,244
Viacom Incorporated Class B	1,082	73,901
		1,910,352

Multiline Retail : 0.48%
Dollar General Corporation †	898	67,691
Dollar Tree Incorporated †	609	49,417
Family Dollar Stores Incorporated	284	22,504
Kohl’s Corporation	598	46,794
Macy’s Incorporated	1,008	65,429
Nordstrom Incorporated	416	33,413
Target Corporation	1,887	154,866
		440,114

Specialty Retail : 1.47%
AutoNation Incorporated †	221	14,217
AutoZone Incorporated †	93	63,441
Bed Bath & Beyond Incorporated †	549	42,149
Best Buy Company Incorporated	862	32,575
CarMax Incorporated †	622	42,924
GameStop Corporation Class A «	321	12,185
Gap Incorporated	786	34,057
L Brands Incorporated	728	68,643
Lowe’s Companies Incorporated	2,882	214,392
O’Reilly Automotive Incorporated †	301	65,088
Ross Stores Incorporated	613	64,586
Staples Incorporated	1,898	30,909
The Home Depot Incorporated	3,904	443,533
Tiffany & Company	333	29,307
TJX Companies Incorporated	2,021	141,571
Tractor Supply Company	404	34,364
Urban Outfitters Incorporated †	296	13,512
		1,347,453

Textiles, Apparel & Luxury Goods : 0.54%
Coach Incorporated	817	33,848
Fossil Group Incorporated †	131	10,801
Hanesbrands Incorporated	1,187	39,776
Michael Kors Holdings Limited †	594	39,056
Nike Incorporated Class B	2,072	207,884
PVH Corporation	244	26,001

2

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corporation	177	$23,276
Under Armour Incorporated Class A †	494	39,891
VF Corporation	1,013	76,289
		496,822

Consumer Staples : 5.73%
Beverages : 1.27%
Brown-Forman Corporation Class B	461	41,651
Coca-Cola Enterprises Incorporated	643	28,421
Constellation Brands Incorporated Class A †	499	57,989
Dr Pepper Snapple Group Incorporated	571	44,812
Molson Coors Brewing Company	473	35,215
Monster Beverage Corporation †	433	59,925
PepsiCo Incorporated	4,390	419,772
The Coca-Cola Company	11,640	472,002
		1,159,787

Food & Staples Retailing : 1.50%
Costco Wholesale Corporation	1,303	197,398
CVS Health Corporation	3,332	343,896
Safeway Casa Ley Company Contingent Value Rights (a)	684	0
Safeway Property Development Company Contingent Value Rights (a)	684	0
Sysco Corporation	1,754	66,178
The Kroger Company	1,456	111,617
Wal-Mart Stores Incorporated	4,679	384,848
Walgreens Boots Alliance Incorporated	2,583	218,728
Whole Foods Market Incorporated	1,068	55,621
		1,378,286

Food Products : 0.98%
Archer Daniels Midland Company	1,878	89,017
Campbell Soup Company	525	24,439
ConAgra Foods Incorporated	1,261	46,064
General Mills Incorporated	1,788	101,201
Hormel Foods Corporation	399	22,683
Kellogg Company	749	49,397
Keurig Green Mountain Incorporated	358	39,999
Kraft Foods Group Incorporated	1,742	151,754
McCormick & Company Incorporated	379	29,225
Mead Johnson Nutrition Company	599	60,217
Mondelez International Incorporated Class A	4,885	176,300
The Hershey Company	438	44,199
The JM Smucker Company	301	34,835
Tyson Foods Incorporated Class A	865	33,130
		902,460

Household Products : 1.08%
Clorox Company	388	42,831
Colgate-Palmolive Company	2,526	175,153
Kimberly-Clark Corporation	1,082	115,893
The Procter & Gamble Company	7,999	655,438
		989,315

Personal Products : 0.06%
The Estee Lauder Companies Incorporated Class A	660	54,886

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Tobacco : 0.84%
Altria Group Incorporated	5,833	$291,767
Lorillard Incorporated	1,066	69,663
Philip Morris International	4,582	345,162
Reynolds American Incorporated	912	62,846
		769,438

Energy : 4.76%
Energy Equipment & Services : 0.75%
Baker Hughes Incorporated	1,286	81,764
Cameron International Corporation †	573	25,854
Diamond Offshore Drilling Incorporated	198	5,304
Ensco plc Class A	693	14,602
FMC Technologies Incorporated †	685	25,352
Halliburton Company	2,517	110,446
Helmerich & Payne Incorporated «	319	21,714
National Oilwell Varco Incorporated	1,214	60,688
Noble Corporation plc	716	10,224
Schlumberger Limited	3,777	315,153
Transocean Limited «	1,008	14,787
		685,888

Oil, Gas & Consumable Fuels : 4.01%
Anadarko Petroleum Corporation	1,500	124,215
Apache Corporation	1,116	67,328
Cabot Oil & Gas Corporation	1,224	36,145
Chesapeake Energy Corporation «	1,533	21,707
Chevron Corporation	5,569	584,634
Cimarex Energy Company	259	29,808
ConocoPhillips Company	3,648	227,124
CONSOL Energy Incorporated	681	18,993
Devon Energy Corporation	1,144	68,995
EOG Resources Incorporated	1,624	148,905
EQT Corporation	449	37,209
Exxon Mobil Corporation	12,424	1,056,040
Hess Corporation	719	48,799
Kinder Morgan Incorporated	5,047	212,277
Marathon Oil Corporation	2,000	52,220
Marathon Petroleum Corporation	808	82,731
Murphy Oil Corporation	494	23,020
Newfield Exploration Company †	476	16,703
Noble Energy Incorporated	1,145	55,991
Occidental Petroleum Corporation	2,282	166,586
ONEOK Incorporated	617	29,764
Phillips 66	1,609	126,467
Pioneer Natural Resources Company	441	72,108
QEP Resources Incorporated	478	9,966
Range Resources Corporation	491	25,552
Southwestern Energy Company †	1,138	26,390
Spectra Energy Corporation	1,988	71,906
Tesoro Corporation	369	33,686
The Williams Companies Incorporated	1,994	100,876
Valero Energy Corporation	1,525	97,021
		3,673,166

Financials : 9.59%
Banks : 3.41%
Bank of America Corporation	31,159	479,537
BB&T Corporation	2,135	83,244
Citigroup Incorporated	8,986	462,959

4

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)
Comerica Incorporated	528	$23,829
Fifth Third Bancorp	2,413	45,485
Huntington Bancshares Incorporated	2,399	26,509
JPMorgan Chase & Company	11,043	668,985
KeyCorp	2,533	35,867
M&T Bank Corporation	393	49,911
PNC Financial Services Group Incorporated	1,541	143,683
Regions Financial Corporation	3,978	37,592
SunTrust Banks Incorporated	1,553	63,813
US Bancorp	5,276	230,403
Wells Fargo & Company (l)	13,887	755,453
Zions Bancorporation	600	16,200
		3,123,470

Capital Markets : 1.33%
Affiliated Managers Group Incorporated †	161	34,580
Ameriprise Financial Incorporated	540	70,654
Bank of New York Mellon Corporation	3,298	132,712
BlackRock Incorporated	375	137,190
Charles Schwab Corporation	3,417	104,013
E*TRADE Financial Corporation †	855	24,415
Franklin Resources Incorporated	1,161	59,583
Goldman Sachs Group Incorporated	1,200	225,564
Invesco Limited	1,270	50,406
Legg Mason Incorporated	293	16,174
Morgan Stanley	4,566	162,961
Northern Trust Corporation	650	45,273
State Street Corporation	1,221	89,780
T. Rowe Price Group Incorporated	772	62,517
		1,215,822

Consumer Finance : 0.47%
American Express Company	2,596	202,800
Capital One Financial Corporation	1,633	128,713
Discover Financial Services	1,324	74,607
Navient Corporation	1,189	24,172
		430,292

Diversified Financial Services : 1.23%
Berkshire Hathaway Incorporated Class B †	5,402	779,617
CME Group Incorporated	939	88,933
IntercontinentalExchange Incorporated	331	77,212
Leucadia National Corporation	934	20,819
McGraw Hill Financial Incorporated	809	83,651
Moody’s Corporation	526	54,599
The NASDAQ OMX Group Incorporated	349	17,778
		1,122,609

Insurance : 1.59%
ACE Limited	969	108,034
AFLAC Incorporated	1,299	83,149
Allstate Corporation	1,234	87,824
American International Group Incorporated	4,064	222,667
Aon plc	830	79,780
Assurant Incorporated	203	12,466
Chubb Corporation	683	69,051
Cincinnati Financial Corporation	437	23,283
Genworth Financial Incorporated Class A †	1,471	10,753

5

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
Lincoln National Corporation	759	$43,612
Loews Corporation	884	36,094
Marsh & McLennan Companies Incorporated	1,596	89,520
MetLife Incorporated	3,309	167,270
Principal Financial Group Incorporated	810	41,610
Prudential Financial Incorporated	1,344	107,937
The Hartford Financial Services Group Incorporated	1,246	52,108
The Progressive Corporation	1,588	43,194
The Travelers Companies Incorporated	951	102,832
Torchmark Corporation	375	20,595
UnumProvident Corporation	744	25,095
XL Group plc	756	27,821
		1,454,695

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	829	32,091

REITs : 1.50%
American Tower Corporation	1,252	117,876
Apartment Investment & Management Company Class A	463	18,224
AvalonBay Communities Incorporated	390	67,958
Boston Properties Incorporated	453	63,637
Crown Castle International Corporation	989	81,632
Equity Residential	1,077	83,855
Essex Property Trust Incorporated	192	44,141
General Growth Properties Incorporated	1,861	54,993
HCP Incorporated	1,365	58,982
Health Care REIT Incorporated	1,035	80,068
Host Hotels & Resorts Incorporated	2,244	45,284
Iron Mountain Incorporated	553	20,173
Kimco Realty Corporation	1,222	32,811
Plum Creek Timber Company	520	22,594
Prologis Incorporated	1,517	66,081
Public Storage Incorporated	429	84,573
Simon Property Group Incorporated	921	180,184
SL Green Realty Corporation	291	37,359
The Macerich Company	416	35,081
Ventas Incorporated	979	71,487
Vornado Realty Trust	517	57,904
Weyerhaeuser Company	1,555	51,548
		1,376,445

Thrifts & Mortgage Finance : 0.03%
Hudson City Bancorp Incorporated	1,426	14,944
People’s United Financial Incorporated	913	13,878
		28,822

Health Care : 8.83%
Biotechnology : 1.80%
Alexion Pharmaceuticals Incorporated †	598	103,633
Amgen Incorporated	2,248	359,343
Biogen Idec Incorporated †	694	293,035
Celgene Corporation †	2,371	273,329
Gilead Sciences Incorporated †	4,411	432,851
Regeneron Pharmaceuticals Incorporated †	217	97,971
Vertex Pharmaceuticals Incorporated †	717	84,584
		1,644,746

6

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies : 1.29%
Abbott Laboratories	4,470	$207,095
Baxter International Incorporated	1,608	110,148
Becton Dickinson & Company	618	88,727
Boston Scientific Corporation †	3,941	69,953
C.R. Bard Incorporated	219	36,650
DENTSPLY International Incorporated	415	21,119
Edwards Lifesciences Corporation †	319	45,445
Intuitive Surgical Incorporated †	107	54,038
Medtronic plc	4,221	329,196
St. Jude Medical Incorporated	832	54,413
Stryker Corporation	886	81,734
Varian Medical Systems Incorporated †	296	27,851
Zimmer Holdings Incorporated	503	59,113
		1,185,482

Health Care Providers & Services : 1.66%
Aetna Incorporated	1,041	110,898
AmerisourceBergen Corporation	618	70,248
Anthem Incorporated	790	121,984
Cardinal Health Incorporated	978	88,284
Cigna Corporation	765	99,022
DaVita HealthCare Partners Incorporated †	510	41,453
Express Scripts Holding Company †	2,152	186,729
HCA Holdings Incorporated †	872	65,601
Henry Schein Incorporated †	247	34,486
Humana Incorporated	443	78,863
Laboratory Corporation of America Holdings †	296	37,323
McKesson Corporation	689	155,852
Patterson Companies Incorporated	253	12,344
Quest Diagnostics Incorporated	427	32,815
Tenet Healthcare Corporation †	291	14,407
UnitedHealth Group Incorporated	2,825	334,169
Universal Health Services Incorporated Class B	269	31,664
		1,516,142

Health Care Technology : 0.07%
Cerner Corporation †	903	66,154

Life Sciences Tools & Services : 0.27%
Agilent Technologies Incorporated 1	994	41,301
PerkinElmer Incorporated	335	17,132
Thermo Fisher Scientific Incorporated	1,175	157,850
Waters Corporation †	245	30,458
		246,741

Pharmaceuticals : 3.74%
AbbVie Incorporated	4,721	276,367
Actavis plc †	1,156	344,049
Bristol-Myers Squibb Company	4,923	317,534
Eli Lilly & Company	2,896	210,394
Endo International plc †	525	47,093
Hospira Incorporated †	507	44,535
Johnson & Johnson	8,235	828,441
Mallinckrodt plc †	344	43,568
Merck & Company Incorporated 1	8,407	483,234
Mylan NV †	1,104	65,522
Perrigo Company plc	416	68,869
Pfizer Incorporated	18,153	631,543

7

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Pharmaceuticals (continued)
Zoetis Incorporated	1,483	$68,648
		3,429,797

Industrials : 6.13%
Aerospace & Defense : 1.63%
General Dynamics Corporation	933	126,636
Honeywell International Incorporated	2,319	241,895
L-3 Communications Holdings Incorporated	244	30,693
Lockheed Martin Corporation	794	161,150
Northrop Grumman Corporation	587	94,484
Precision Castparts Corporation	419	87,990
Raytheon Company	910	99,418
Rockwell Collins Incorporated	393	37,944
Textron Incorporated	820	36,351
The Boeing Company	1,940	291,155
United Technologies Corporation	2,447	286,788
		1,494,504

Air Freight & Logistics : 0.42%
C.H. Robinson Worldwide Incorporated	433	31,704
Expeditors International of Washington Incorporated	567	27,318
FedEx Corporation	781	129,216
United Parcel Service Incorporated Class B	2,058	199,503
		387,741

Airlines : 0.34%
American Airlines Group Incorporated	2,124	112,105
Delta Air Lines Incorporated	2,441	109,747
Southwest Airlines Company	2,001	88,644
		310,496

Building Products : 0.05%
Allegion plc	284	17,372
Masco Corporation	1,035	27,635
		45,007

Commercial Services & Supplies : 0.27%
Cintas Corporation	288	23,509
Pitney Bowes Incorporated	597	13,922
Republic Services Incorporated	742	30,096
Stericycle Incorporated †	251	35,248
The ADT Corporation	506	21,009
Tyco International plc	1,243	53,524
Waste Management Incorporated	1,265	68,601
		245,909

Construction & Engineering : 0.07%
Fluor Corporation	437	24,979
Jacobs Engineering Group Incorporated †	379	17,116
Quanta Services Incorporated †	626	17,860
		59,955

Electrical Equipment : 0.32%
AMETEK Incorporated	713	37,461
Eaton Corporation plc	1,406	95,524

8

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Emerson Electric Company	2,029	$114,882
Rockwell Automation Incorporated	400	46,396
		294,263

Industrial Conglomerates : 1.37%
3M Company	1,880	310,106
Danaher Corporation	1,818	154,348
General Electric Company	29,813	739,661
Roper Industries Incorporated	297	51,084
		1,255,199

Machinery : 0.86%
Caterpillar Incorporated	1,795	143,654
Cummins Incorporated	499	69,181
Deere & Company	1,005	88,128
Dover Corporation	483	33,385
Flowserve Corporation	398	22,483
Illinois Tool Works Incorporated	1,033	100,346
Ingersoll-Rand plc	780	53,102
Joy Global Incorporated	288	11,284
Paccar Incorporated	1,050	66,297
Pall Corporation	316	31,723
Parker Hannifin Corporation	421	50,006
Pentair plc	539	33,898
Snap-on Incorporated	171	25,147
Stanley Black & Decker Incorporated	466	44,438
Xylem Incorporated	540	18,911
		791,983

Professional Services : 0.12%
Dun & Bradstreet Corporation	106	13,606
Equifax Incorporated	353	32,829
Nielsen Holdings NV	935	41,673
Robert Half International Incorporated	400	24,208
		112,316

Road & Rail : 0.57%
CSX Corporation	2,934	97,174
Kansas City Southern	327	33,380
Norfolk Southern Corporation	910	93,657
Ryder System Incorporated	156	14,803
Union Pacific Corporation	2,610	282,689
		521,703

Trading Companies & Distributors : 0.11%
Fastenal Company	805	33,355
United Rentals Incorporated †	285	25,981
W.W. Grainger Incorporated	176	41,503
		100,839

Information Technology : 11.64%
Communications Equipment : 0.95%
Cisco Systems Incorporated	15,120	416,178
F5 Networks Incorporated †	212	24,367

9

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Communications Equipment (continued)
Harris Corporation	308	$24,258
Juniper Networks Incorporated	1,073	24,228
Motorola Solutions Incorporated	564	37,602
QUALCOMM Incorporated	4,886	338,795
		865,428

Electronic Equipment, Instruments & Components : 0.26%
Amphenol Corporation Class A	918	54,098
Corning Incorporated	3,765	85,390
FLIR Systems Incorporated	413	12,919
TE Connectivity Limited	1,203	86,159
		238,566

Internet Software & Services : 2.01%
Akamai Technologies Incorporated †	529	37,583
eBay Incorporated †	3,262	188,152
Equinix Incorporated	166	38,653
Facebook Incorporated Class A †	6,217	511,131
Google Incorporated Class A †	846	469,276
Google Incorporated Class C †1	847	464,156
VeriSign Incorporated †	311	20,828
Yahoo! Incorporated †	2,578	114,553
		1,844,332

IT Services : 1.99%
Accenture plc	1,861	174,357
Alliance Data Systems Corporation †	185	54,806
Automatic Data Processing Incorporated	1,407	120,495
Cognizant Technology Solutions Corporation Class A †	1,806	112,676
Computer Sciences Corporation	417	27,222
Fidelity National Information Services Incorporated	843	57,375
Fiserv Incorporated †	706	56,056
International Business Machines Corporation	2,723	437,042
MasterCard Incorporated Class A	2,891	249,753
Paychex Incorporated	968	48,027
Teradata Corporation †	429	18,936
The Western Union Company	1,544	32,131
Total System Services Incorporated	488	18,617
Visa Incorporated Class A	5,746	375,846
Xerox Corporation	3,096	39,784
		1,823,123

Semiconductors & Semiconductor Equipment : 1.42%
Altera Corporation	891	38,233
Analog Devices Incorporated	923	58,149
Applied Materials Incorporated	3,639	82,096
Avago Technologies Limited	760	96,505
Broadcom Corporation Class A	1,614	69,878
First Solar Incorporated †	222	13,273
Intel Corporation	14,027	438,624
KLA-Tencor Corporation	481	28,037
Lam Research Corporation	471	33,081
Linear Technology Corporation	708	33,134
Microchip Technology Incorporated «	597	29,193
Micron Technology Incorporated †	3,190	86,545
NVIDIA Corporation	1,529	31,994
Skyworks Solutions Incorporated	564	55,436
Texas Instruments Incorporated	3,101	177,331
Xilinx Incorporated	774	32,740
		1,304,249

10

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Software : 2.12%
Adobe Systems Incorporated †	1,409	$104,181
Autodesk Incorporated †	671	39,347
CA Incorporated	945	30,816
Citrix Systems Incorporated †	473	30,211
Electronic Arts Incorporated †	921	54,169
Intuit Incorporated	819	79,410
Microsoft Corporation	24,299	987,876
Oracle Corporation	9,495	409,709
Red Hat Incorporated †	543	41,132
Salesforce.com Incorporated †	1,792	119,724
Symantec Corporation	2,020	47,197
		1,943,772

Technology Hardware, Storage & Peripherals : 2.89%
Apple Incorporated	17,253	2,146,791
EMC Corporation	5,888	150,497
Hewlett-Packard Company	5,383	167,734
NetApp Incorporated	923	32,730
SanDisk Corporation	631	40,144
Seagate Technology plc	972	50,573
Western Digital Corporation	643	58,519
		2,646,988

Materials : 1.87%
Chemicals : 1.40%
Air Products & Chemicals Incorporated	571	86,381
Airgas Incorporated	199	21,116
CF Industries Holdings Incorporated	141	39,999
E.I. du Pont de Nemours & Company	2,682	191,683
Eastman Chemical Company	440	30,474
Ecolab Incorporated	798	91,275
FMC Corporation	394	22,557
International Flavors & Fragrances Incorporated	238	27,941
LyondellBasell Industries NV Class A	1,172	102,902
Monsanto Company	1,432	161,157
PPG Industries Incorporated	402	90,667
Praxair Incorporated	855	103,233
Sigma-Aldrich Corporation	354	48,941
The Dow Chemical Company	3,223	154,640
The Mosaic Company	921	42,421
The Sherwin-Williams Company	238	67,711
		1,283,098

Construction Materials : 0.06%
Martin Marietta Materials Incorporated	182	25,444
Vulcan Materials Company	390	32,877
		58,321

Containers & Packaging : 0.12%
Avery Dennison Corporation	267	14,127
Ball Corporation	406	28,680
MeadWestvaco Corporation	496	24,736

11

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Containers & Packaging (continued)
Owens-Illinois Incorporated †	486	$11,334
Sealed Air Corporation	622	28,338
		107,215

Metals & Mining : 0.21%
Alcoa Incorporated	3,620	46,770
Allegheny Technologies Incorporated	321	9,633
Freeport-McMoRan Copper & Gold Incorporated Class B	3,080	58,366
Newmont Mining Corporation	1,477	32,066
Nucor Corporation	945	44,916
		191,751

Paper & Forest Products : 0.08%
International Paper Company	1,252	69,473

Telecommunication Services : 1.35%
Diversified Telecommunication Services : 1.35%
AT&T Incorporated	15,373	501,928
CenturyLink Incorporated	1,678	57,975
Frontier Communications Corporation	2,968	20,924
Level 3 Communications Incorporated †	849	45,710
Verizon Communications Incorporated	12,308	598,538
Windstream Holdings Incorporated	1,785	13,209
		1,238,284

Utilities : 1.80%
Electric Utilities : 1.02%
American Electric Power Company Incorporated	1,451	81,619
Duke Energy Corporation	2,096	160,931
Edison International	965	60,284
Entergy Corporation	534	41,380
Eversource Energy	938	47,388
Exelon Corporation	2,547	85,605
FirstEnergy Corporation	1,247	43,720
NextEra Energy Incorporated	1,313	136,618
Pepco Holdings Incorporated	748	20,069
Pinnacle West Capital Corporation	327	20,846
PPL Corporation	1,976	66,512
The Southern Company	2,695	119,335
Xcel Energy Incorporated	1,498	52,145
		936,452

Gas Utilities : 0.02%
AGL Resources Incorporated	353	17,526

Independent Power & Renewable Electricity Producers : 0.06%
AES Corporation	1,914	24,595
NRG Energy Incorporated	1,000	25,190
		49,785

Multi-Utilities : 0.70%
Ameren Corporation	718	30,300
CenterPoint Energy Incorporated	1,273	25,982
CMS Energy Corporation	816	28,487
Consolidated Edison Incorporated	867	52,887
Dominion Resources Incorporated	1,741	123,385

12

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name			Shares	Value
Multi-Utilities (continued)
DTE Energy Company			525	$42,362
Integrys Energy Group Incorporated			235	16,925
NiSource Incorporated			937	41,378
PG&E Corporation			1,411	74,882
Public Service Enterprise Group Incorporated			1,499	62,838
SCANA Corporation			423	23,261
Sempra Energy			685	74,679
TECO Energy Incorporated			697	13,522
Wisconsin Energy Corporation			667	32,996
				643,884

Total Common Stocks (Cost $31,439,754)				54,191,394

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 30.42%
U.S. Treasury Bond	3.13%	11-15-2041	$1,229,000	1,374,271
U.S. Treasury Bond	3.13	2-15-2042	1,025,000	1,145,278
U.S. Treasury Bond	3.50	2-15-2039	726,000	859,800
U.S. Treasury Bond	3.75	8-15-2041	2,115,000	2,629,704
U.S. Treasury Bond	3.88	8-15-2040	1,718,000	2,163,338
U.S. Treasury Bond	4.25	5-15-2039	681,000	899,824
U.S. Treasury Bond	4.25	11-15-2040	1,930,000	2,571,424
U.S. Treasury Bond	4.38	2-15-2038	428,000	573,620
U.S. Treasury Bond	4.38	11-15-2039	1,734,000	2,337,784
U.S. Treasury Bond	4.38	5-15-2040	1,951,000	2,637,812
U.S. Treasury Bond	4.38	5-15-2041	1,580,000	2,154,725
U.S. Treasury Bond	4.50	2-15-2036	836,000	1,139,050
U.S. Treasury Bond	4.50	5-15-2038	472,000	642,915
U.S. Treasury Bond	4.50	8-15-2039	868,000	1,188,685
U.S. Treasury Bond	4.63	2-15-2040	1,785,000	2,493,561
U.S. Treasury Bond	4.75	2-15-2037	319,000	449,317
U.S. Treasury Bond	4.75	2-15-2041	1,390,000	1,994,107
U.S. Treasury Bond	5.00	5-15-2037	421,000	612,292
Total U.S. Treasury Securities (Cost $21,693,977)				27,867,507

Short-Term Investments : 10.23%

	Yield		Shares
Investment Companies : 6.79%
Securities Lending Cash Investments, LLC (r)(l)(u)	0.15		93,325	93,325
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		6,134,404	6,134,404
				6,227,729

			Principal
U.S. Treasury Securities : 3.44%
U.S. Treasury Bill (z)#	0.01	7-9-2015	$450,000	449,982
U.S. Treasury Bill (z)#	0.08	8-27-2015	600,000	599,809
U.S. Treasury Bill (z)#	0.02	4-23-2015	300,000	299,997
U.S. Treasury Bill (z)#	0.03	7-2-2015	1,800,000	1,799,840
				3,149,628

Total Short-Term Investments (Cost $9,377,029)				9,377,357

13

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Total investments in securities (Cost $62,510,760)*	99.80%	$91,436,258
Other assets and liabilities, net	0.20	183,494

Total net assets	100.00%	$91,619,752

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $64,601,936 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,715,965
Gross unrealized losses	(2,881,643)

Net unrealized gains	$26,834,322

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

14

Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$6,822,698	$0	$0	$6,822,698
Consumer staples	5,254,172	0	0	5,254,172
Energy	4,359,054	0	0	4,359,054
Financials	8,784,246	0	0	8,784,246
Health care	8,089,062	0	0	8,089,062
Industrials	5,619,915	0	0	5,619,915
Information technology	10,666,458	0	0	10,666,458
Materials	1,709,858	0	0	1,709,858
Telecommunications services	1,238,284	0	0	1,238,284
Utilities	1,647,647	0	0	1,647,647
U.S. Treasury securities	27,867,507	0	0	27,867,507
Short-term investments
Investment companies	6,134,404	93,325	0	6,227,729
U.S. Treasury securities	3,149,628	0	0	3,149,628

Total assets	$91,342,933	$93,325	$0	$91,436,258

Liabilities
Futures contracts	$35,225	$0	$0	$35,225

Total liabilities	$35,225	$0	$0	$35,225

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	14,070	14	197	13,887	$755,453

Derivative transactions

For the three months ended March 31, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At March 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized gains (losses)
6-18-2015	Goldman Sachs	8 Long	S&P 500 Index	$4,121,600	$8,664
6-19-2015	Goldman Sachs	20 Short	U.S. Treasury Bonds	3,397,500	(32,086)

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 93.67%
Canada : 1.50%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	27,300	$5,422,326

China : 5.61%
Biostime International Holdings Limited (Consumer Staples, Food Products)«	747,500	3,133,606
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	5,372,000	8,619,979
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	8,471,000	6,250,007
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,477,453	2,324,452
		20,328,044

France : 1.86%
Compagnie de Saint-Gobain (Industrials, Building Products)	153,269	6,739,600

Germany : 11.28%
Bayer AG (Health Care, Pharmaceuticals)	51,399	7,734,587
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	28,065	3,417,534
Metro AG (Consumer Staples, Food & Staples Retailing)	238,295	8,095,485
Rheinmetall AG (Industrials, Industrial Conglomerates)	122,509	5,928,412
SAP AG (Information Technology, Software)	88,658	6,437,604
Siemens AG (Industrials, Industrial Conglomerates)	85,346	9,241,069
		40,854,691

Hong Kong : 7.31%
China Everbright Limited (Financials, Capital Markets)	5,338,000	13,908,483
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	732,000	9,555,236
Value Partners Group Limited (Financials, Capital Markets)	3,193,000	3,010,691
		26,474,410

Italy : 10.29%
Anima Holding SpA (Financials, Capital Markets)†	1,602,850	11,891,908
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	399,700	6,932,312
Intesa Sanpaolo SpA (Financials, Banks)	2,358,722	8,029,662
Prysmian SpA (Industrials, Electrical Equipment)	505,182	10,423,952
		37,277,834

Japan : 20.78%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	130,700	2,669,905
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	564,500	11,159,624
Daiwa Securities Group Incorporated (Financials, Capital Markets)	474,000	3,738,725
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,651,000	11,331,998
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,914,300	11,870,304
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	267,000	7,857,394
Nitto Denko Corporation (Materials, Chemicals)	85,082	5,696,489
Nomura Holdings Incorporated (Financials, Capital Markets)	1,639,500	9,653,687
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	116,500	8,142,907
West Holdings Corporation (Consumer Discretionary, Household Durables)«	251,800	2,225,439
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	63,600	933,836
		75,280,308

Netherlands : 2.83%
Akzo Nobel NV (Materials, Chemicals)	135,473	10,257,897

Norway : 2.23%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	356,875	1,900,510

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT International Equity Fund

Security name			Shares	Value
Norway (continued)
Marine Harvest ASA (Consumer Staples, Food Products)			535,841	$6,156,148
				8,056,658

South Korea : 4.00%
Hana Financial Group Incorporated (Financials, Banks)			226,793	5,877,055
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)			11,122	7,162,568
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			5,828	1,431,457
				14,471,080

Sweden : 1.45%
Volvo AB Class B (Industrials, Machinery)			433,686	5,252,283

Switzerland : 7.45%
ABB Limited (Industrials, Electrical Equipment)			380,946	8,086,968
Novartis AG (Health Care, Pharmaceuticals)			80,062	7,921,343
Zurich Financial Services AG (Financials, Insurance)			32,395	10,977,231
				26,985,542

United Kingdom : 15.30%
BP plc (Energy, Oil, Gas & Consumable Fuels)			1,340,082	8,681,062
Capita plc (Industrials, Professional Services)			203,470	3,368,394
Man Group plc (Financials, Capital Markets)			4,363,150	13,190,541
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			70,467	6,062,783
Smiths Group plc (Industrials, Industrial Conglomerates)			335,857	5,569,991
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			2,708,440	8,857,019
Wolseley plc (Industrials, Trading Companies & Distributors)			163,318	9,673,678
				55,403,468

United States : 1.78%
QUALCOMM Incorporated (Information Technology, Communications Equipment)			92,987	6,447,719

Total Common Stocks (Cost $287,784,927)				339,251,860

		Expiration date
Participation Notes : 1.34%
China : 1.34%
HSBC Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†		12-4-2024	12,842	405,746
HSBC Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†		2-19-2019	39,500	1,248,012
Standard Chartered Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages)†		4-24-2015	101,671	3,212,320
Total Participation Notes (Cost $3,791,784)				4,866,078

	Dividend yield
Preferred Stocks : 1.12%
Germany : 1.12%
Volkswagen AG (Consumer Discretionary, Automobiles)	1.96%		15,241	4,061,739

Total Preferred Stocks (Cost $3,535,526)				4,061,739

2

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 1.88%
Investment Companies : 1.88%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	2,093,827	$2,093,827
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	4,712,930	4,712,930
Total Short-Term Investments (Cost $6,806,757)				6,806,757

Total investments in securities (Cost $301,918,994)*	98.01%			354,986,434
Other assets and liabilities, net	1.99			7,216,332

Total net assets	100.00%			$362,202,766

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $305,174,962 and unrealized gains (losses) consists of:

Gross unrealized gains	$61,588,356
Gross unrealized losses	(11,776,884)

Net unrealized gains	$49,811,472

Abbreviations:

GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Advantage VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Canada	$5,422,326	$0	$0	$5,422,326
China	20,328,044	0	0	20,328,044
France	6,739,600	0	0	6,739,600
Germany	40,854,691	0	0	40,854,691
Hong Kong	26,474,410	0	0	26,474,410
Italy	37,277,834	0	0	37,277,834
Japan	75,280,308	0	0	75,280,308
Netherlands	10,257,897	0	0	10,257,897
Norway	8,056,658	0	0	8,056,658
South Korea	14,471,080	0	0	14,471,080
Sweden	5,252,283	0	0	5,252,283

Switzerland	26,985,542	0	0	26,985,542
United Kingdom	55,403,468	0	0	55,403,468
United States	6,447,719	0	0	6,447,719
Participation notes
China	0	4,866,078	0	4,866,078
Preferred stocks
Germany	4,061,739	0	0	4,061,739
Short-term investments
Investment companies	4,712,930	2,093,827	0	6,806,757

	348,026,529	6,959,905	0	354,986,434
Forward foreign currency contracts	0	2,359,926	0	2,359,926

Total assets	$348,026,529	$9,319,831	$0	$357,346,360

Forward foreign currency contracts are reported at their unrealized gains at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at March 31, 2015. As a result common stocks valued at $312,977,281 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended March 31, 2015, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At March 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at March 31, 2015	In exchange for U.S. $	Unrealized gains
4-8-2015	Barclays	1,978,400 EUR	$2,127,445	$2,081,257	$46,188

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at March 31, 2015	In exchange for U.S. $	Unrealized gains
4-8-2015	Barclays	3,812,000 EUR	$4,099,181	$4,506,661	$407,480
4-8-2015	Barclays	3,899,025 EUR	4,192,762	4,620,345	427,583
4-8-2015	Barclays	2,321,200 GBP	3,443,129	3,508,494	65,365
4-8-2015	Barclays	3,910,201 EUR	4,204,780	4,605,720	400,940
4-8-2015	Barclays	2,321,200 GBP	3,443,129	3,495,279	52,150
4-8-2015	Barclays	2,284,000 GBP	3,387,949	3,455,783	67,834
4-8-2015	Barclays	3,899,025 EUR	4,192,762	4,646,663	453,901
4-8-2015	Barclays	1,781,261,000 JPY	14,853,160	14,971,222	118,062
4-8-2015	Barclays	2,321,200 GBP	3,443,129	3,523,257	80,128
6-26-2015	Barclays	9,686,300 EUR	10,427,421	10,667,716	240,295

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 95.50%
Consumer Discretionary : 9.84%
Hotels, Restaurants & Leisure : 2.26%
Marriott International Incorporated Class A	12,634	$1,014,763

Media : 5.78%
The Walt Disney Company	13,338	1,399,023
Time Warner Incorporated	14,121	1,192,377
		2,591,400

Textiles, Apparel & Luxury Goods : 1.80%
Kering ADR	41,576	809,277

Consumer Staples : 10.33%
Beverages : 5.92%
Anheuser-Busch InBev NV ADR	10,205	1,244,092
Diageo plc ADR	4,005	442,833
PepsiCo Incorporated	10,164	971,882
		2,658,807

Food Products : 1.99%
Unilever NV ADR	21,391	893,288

Household Products : 2.42%
The Procter & Gamble Company	13,230	1,084,066

Energy : 7.91%
Energy Equipment & Services : 3.77%
FMC Technologies Incorporated †	20,401	755,041
Schlumberger Limited	11,252	938,867
		1,693,908

Oil, Gas & Consumable Fuels : 4.14%
BG Group plc ADR	35,630	440,209
EOG Resources Incorporated	9,156	839,514
Occidental Petroleum Corporation	7,928	578,744
		1,858,467

Financials : 17.98%
Banks : 5.50%
BB&T Corporation	37,090	1,446,139
SunTrust Banks Incorporated	24,903	1,023,264
		2,469,403

Capital Markets : 9.94%
Charles Schwab Corporation	25,056	762,705
Franklin Resources Incorporated	10,267	526,902
Goldman Sachs Group Incorporated	7,189	1,351,316
Northern Trust Corporation	14,808	1,031,377
UBS Group AG «	42,077	789,785
		4,462,085

Insurance : 2.54%
Chubb Corporation	11,287	1,141,116

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund

Security name	Shares	Value
Health Care : 13.55%
Health Care Equipment & Supplies : 4.29%
Abbott Laboratories	24,910	$1,154,080
Baxter International Incorporated	11,253	770,831
		1,924,911

Health Care Providers & Services : 5.57%
Cigna Corporation	11,479	1,485,842
Express Scripts Holding Company †	11,703	1,015,469
		2,501,311

Pharmaceuticals : 3.69%
AbbVie Incorporated	13,155	770,094
Merck & Company Incorporated	15,459	888,583
		1,658,677

Industrials : 12.55%
Aerospace & Defense : 7.73%
Honeywell International Incorporated	11,075	1,155,233
Huntington Ingalls Industries Incorporated	7,040	986,656
The Boeing Company	8,865	1,330,459
		3,472,348

Air Freight & Logistics : 2.03%
United Parcel Service Incorporated Class B	9,391	910,364

Electrical Equipment : 2.79%
Sensata Technologies Holding NV †	21,806	1,252,755

Information Technology : 15.33%
Communications Equipment : 2.33%
Motorola Solutions Incorporated	5,423	361,551
QUALCOMM Incorporated	9,843	682,514
		1,044,065

IT Services : 2.46%
The Western Union Company	53,108	1,105,177

Semiconductors & Semiconductor Equipment : 2.19%
Texas Instruments Incorporated	17,220	984,726

Software : 4.54%
Microsoft Corporation	23,741	965,190
Oracle Corporation	24,836	1,071,673
		2,036,863

Technology Hardware, Storage & Peripherals : 3.81%
Apple Incorporated	7,796	970,056
EMC Corporation	29,000	741,240
		1,711,296

Materials : 1.86%
Chemicals : 1.86%
E.I. du Pont de Nemours & Company	11,660	833,340

2

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name			Shares	Value
Telecommunication Services : 1.95%
Diversified Telecommunication Services : 1.95%
Verizon Communications Incorporated			17,969	$873,834

Utilities : 4.20%
Electric Utilities : 4.20%
Eversource Energy			15,594	787,809
NextEra Energy Incorporated			10,548	1,097,519
				1,885,328

Total Common Stocks (Cost $31,850,228)				42,871,575

		Yield
Short-Term Investments : 5.55%
Investment Companies : 5.55%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	549,050	549,050
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	1,941,034	1,941,034
Total Short-Term Investments (Cost $2,490,084)				2,490,084

Total investments in securities (Cost $34,340,312)*	101.05%			45,361,659
Other assets and liabilities, net	(1.05)			(472,072)

Total net assets	100.00%			$44,889,587

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $34,344,911 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,822,747
Gross unrealized losses	(805,999)

Net unrealized gains	$11,016,748

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$4,415,440	$0	$0	$4,415,440
Consumer staples	4,636,161	0	0	4,636,161
Energy	3,552,375	0	0	3,552,375
Financials	8,072,604	0	0	8,072,604
Health care	6,084,899	0	0	6,084,899
Industrials	5,635,467	0	0	5,635,467
Information technology	6,882,127	0	0	6,882,127
Materials	833,340	0	0	833,340
Telecommunication services	873,834	0	0	873,834
Utilities	1,885,328	0	0	1,885,328
Short-term investments
Investment companies	1,941,034	549,050	0	2,490,084

Total assets	$44,812,609	$549,050	$0	$45,361,659

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.87%
Consumer Discretionary : 20.98%
Auto Components : 1.11%
Delphi Automotive plc	14,430	$1,150,648

Diversified Consumer Services : 1.75%
ServiceMaster Global Holdings Incorporated †	53,800	1,815,750

Hotels, Restaurants & Leisure : 2.19%
Chipotle Mexican Grill Incorporated †	1,800	1,170,972
Hilton Worldwide Holdings Incorporated †	37,420	1,108,380
		2,279,352

Household Durables : 1.03%
Jarden Corporation †	20,300	1,073,870

Internet & Catalog Retail : 1.74%
Amazon.com Incorporated †	4,850	1,804,685

Leisure Products : 1.02%
Polaris Industries Incorporated	7,500	1,058,250

Media : 3.43%
Liberty Global plc Class C †	41,322	2,058,249
Time Warner Incorporated	17,800	1,503,032
		3,561,281

Specialty Retail : 5.22%
Advance Auto Parts Incorporated	9,120	1,365,173
Lowe’s Companies Incorporated	15,900	1,182,801
The Home Depot Incorporated	16,000	1,817,760
Williams-Sonoma Incorporated	13,200	1,052,172
		5,417,906

Textiles, Apparel & Luxury Goods : 3.49%
Carter’s Incorporated	15,100	1,396,297
Under Armour Incorporated Class A †	27,660	2,233,545
		3,629,842

Consumer Staples : 1.43%
Beverages : 1.43%
Constellation Brands Incorporated Class A †	12,760	1,482,840

Energy : 2.70%
Oil, Gas & Consumable Fuels : 2.70%
Cheniere Energy Incorporated †	8,700	673,380
Pioneer Natural Resources Company	11,042	1,805,477
Sanchez Energy Corporation †«	24,964	324,782
		2,803,639

Financials : 10.43%
Capital Markets : 4.82%
Affiliated Managers Group Incorporated †	7,639	1,640,704
Raymond James Financial Incorporated	26,731	1,517,786
SEI Investments Company	42,000	1,851,780
		5,010,270

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name	Shares	Value
Diversified Financial Services : 4.40%
IntercontinentalExchange Incorporated	9,600	$2,239,392
McGraw Hill Financial Incorporated	22,500	2,326,500
		4,565,892

Real Estate Management & Development : 1.21%
CBRE Group Incorporated Class A †	19,749	759,607
The Howard Hughes Corporation †	3,193	494,979
		1,254,586

Health Care : 19.73%
Biotechnology : 6.01%
Biogen IDEC Incorporated †	5,670	2,394,101
Celgene Corporation †	15,480	1,784,534
Gilead Sciences Incorporated †	13,136	1,289,036
Vertex Pharmaceuticals Incorporated †	6,600	778,602
		6,246,273

Health Care Providers & Services : 5.48%
Community Health Systems Incorporated †	26,400	1,380,192
DaVita HealthCare Partners Incorporated †	14,700	1,194,816
Envision Healthcare Holdings Incorporated †	36,851	1,413,236
McKesson Corporation	7,560	1,710,072
		5,698,316

Pharmaceuticals : 8.24%
Bristol-Myers Squibb Company	17,910	1,155,195
Catalent Incorporated †	30,043	935,839
Eli Lilly & Company	9,300	675,645
Endo International plc †	16,800	1,506,960
Perrigo Company plc	9,400	1,556,170
Shire plc ADR	5,500	1,316,095
Zoetis Incorporated	30,500	1,411,845
		8,557,749

Industrials : 9.01%
Airlines : 1.33%
Delta Air Lines Incorporated	30,690	1,379,822

Industrial Conglomerates : 1.49%
Carlisle Companies Incorporated	16,700	1,546,921

Machinery : 2.66%
Allison Transmission Holdings Incorporated	17,800	568,532
Proto Labs Incorporated †	14,538	1,017,660
Wabtec Corporation	12,400	1,178,124
		2,764,316

Road & Rail : 3.53%
Old Dominion Freight Line Incorporated †	20,900	1,615,570
Union Pacific Corporation	19,000	2,057,890
		3,673,460

Information Technology : 29.59%
Communications Equipment : 1.10%
Palo Alto Networks Incorporated †	7,848	1,146,436

2

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Shares	Value
Electronic Equipment, Instruments & Components : 2.57%
Cognex Corporation †		25,500	$1,264,545
TE Connectivity Limited		19,600	1,403,752
			2,668,297

Internet Software & Services : 8.94%
Akamai Technologies Incorporated †		17,000	1,207,765
Facebook Incorporated Class A †		46,905	3,856,295
Google Incorporated Class A †		2,880	1,597,536
Google Incorporated Class C †		3,280	1,797,440
LinkedIn Corporation Class A †		3,300	824,538
			9,283,574

IT Services : 5.09%
Alliance Data Systems Corporation †		5,800	1,718,250
Vantiv Incorporated Class A †		27,718	1,044,969
Visa Incorporated Class A		38,644	2,527,704
			5,290,923

Semiconductors & Semiconductor Equipment : 0.83%
Micron Technology Incorporated †		31,600	857,308

Software : 3.48%
Mobileye NV †«		12,200	512,766
ServiceNow Incorporated †		15,180	1,195,880
Tableau Software Incorporated Class A †		8,800	814,176
Workday Incorporated Class A †		13,000	1,097,330
			3,620,152

Technology Hardware, Storage & Peripherals : 7.58%
Apple Incorporated		53,420	6,647,051
Western Digital Corporation		13,500	1,228,635
			7,875,686

Materials : 2.29%
Chemicals : 1.29%
Axalta Coating Systems Limited †		48,600	1,342,332

Construction Materials : 1.00%
Vulcan Materials Company		12,300	1,036,890

Telecommunication Services : 2.71%
Diversified Telecommunication Services : 1.14%
Level 3 Communications Incorporated †		21,900	1,179,096

Wireless Telecommunication Services : 1.57%
SBA Communications Corporation Class A †		13,960	1,634,716

Total Common Stocks (Cost $78,846,397)			102,711,078

Short-Term Investments : 2.08%

	Yield
Investment Companies : 2.08%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	844,146	844,146

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	1,317,993	$1,317,993

Total Short-Term Investments (Cost $2,162,139)				2,162,139

Total investments in securities (Cost $81,008,536)*	100.95%			104,873,217
Other assets and liabilities, net	(0.95)			(987,064)

Total net assets	100.00%			$103,886,153

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $81,292,676 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,798,838
Gross unrealized losses	(1,218,297)

Net unrealized gains	$23,580,541

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$21,791,584	$0	$0	$21,791,584
Consumer staples	1,482,840	0	0	1,482,840
Energy	2,803,639	0	0	2,803,639
Financials	10,830,748	0	0	10,830,748
Health care	20,502,338	0	0	20,502,338
Industrials	9,364,519	0	0	9,364,519
Information technology	30,742,376	0	0	30,742,376
Materials	2,379,222	0	0	2,379,222
Telecommunication services	2,813,812	0	0	2,813,812
Short-term investments
Investment companies	1,317,993	844,146	0	2,162,139

Total assets	$104,029,071	$844,146	$0	$104,873,217

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 97.67%
Consumer Discretionary : 17.00%
Auto Components : 1.60%
Johnson Controls Incorporated	77,128	$3,890,336

Diversified Consumer Services : 0.99%
Apollo Education Group Incorporated †	127,973	2,421,249

Hotels, Restaurants & Leisure : 2.23%
Carnival Corporation	70,402	3,368,032
Las Vegas Sands Corporation	37,692	2,074,568
		5,442,600

Household Durables : 1.56%
Harman International Industries Incorporated	28,500	3,808,455

Media : 4.49%
Comcast Corporation Class A	59,745	3,349,603
Discovery Communications Incorporated Class C †	100,457	2,960,970
Omnicom Group Incorporated	36,572	2,851,885
Time Warner Cable Incorporated	11,988	1,796,761
		10,959,219

Multiline Retail : 3.87%
Macy’s Incorporated	47,601	3,089,781
Nordstrom Incorporated	37,481	3,010,474
Target Corporation	40,696	3,339,921
		9,440,176

Specialty Retail : 2.26%
Chico’s FAS Incorporated	143,536	2,539,152
Dick’s Sporting Goods Incorporated	52,200	2,974,878
		5,514,030

Consumer Staples : 6.87%
Food & Staples Retailing : 1.21%
The Kroger Company	38,421	2,945,354

Food Products : 3.51%
General Mills Incorporated	44,765	2,533,699
Mead Johnson Nutrition Company	30,699	3,086,170
The Hershey Company	29,115	2,937,995
		8,557,864

Household Products : 1.02%
Church & Dwight Company Incorporated	29,216	2,495,631

Personal Products : 1.13%
The Estee Lauder Companies Incorporated Class A	33,278	2,767,398

Energy : 7.05%
Energy Equipment & Services : 2.35%
Cameron International Corporation †	43,144	1,946,657
Halliburton Company	48,454	2,126,162
Weatherford International plc †	135,425	1,665,728
		5,738,547

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 4.70%
Cimarex Energy Company	27,958	$3,217,686
EOG Resources Incorporated	34,467	3,160,275
Newfield Exploration Company †	76,079	2,669,612
Range Resources Corporation	46,570	2,423,503
		11,471,076

Financials : 15.80%
Banks : 5.45%
Citigroup Incorporated	68,542	3,531,284
KeyCorp	171,311	2,425,764
PNC Financial Services Group Incorporated	42,675	3,979,017
Regions Financial Corporation	356,611	3,369,974
		13,306,039

Capital Markets : 2.72%
Invesco Limited	83,032	3,295,540
TD Ameritrade Holding Corporation	89,668	3,341,030
		6,636,570

Insurance : 6.48%
ACE Limited	33,368	3,720,198
American International Group Incorporated	78,740	4,314,165
First American Financial Corporation	74,106	2,644,102
RenaissanceRe Holdings Limited	20,800	2,074,384
The Progressive Corporation	112,349	3,055,893
		15,808,742

REITs : 1.15%
American Tower Corporation	29,693	2,795,596

Health Care : 11.87%
Health Care Equipment & Supplies : 3.56%
Medtronic plc	69,188	5,395,972
Zimmer Holdings Incorporated	28,106	3,303,017
		8,698,989

Health Care Providers & Services : 0.64%
Patterson Companies Incorporated	32,114	1,566,842

Life Sciences Tools & Services : 4.40%
Agilent Technologies Incorporated	66,563	2,765,693
Bio-Rad Laboratories Incorporated Class A †	32,526	4,396,865
Thermo Fisher Scientific Incorporated	26,518	3,562,428
		10,724,986

Pharmaceuticals : 3.27%
Merck & Company Incorporated	33,389	1,919,200
Novartis AG ADR	34,974	3,448,786
Zoetis Incorporated	56,168	2,600,017
		7,968,003

Industrials : 10.15%
Aerospace & Defense : 0.73%
B/E Aerospace Incorporated	28,164	1,791,794

Airlines : 1.08%
United Continental Holdings Incorporated †	39,369	2,647,565

2

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies : 2.46%
Republic Services Incorporated	76,979	$3,122,268
Tyco International plc	66,685	2,871,456
		5,993,724

Electrical Equipment : 2.91%
Regal-Beloit Corporation	44,475	3,554,442
The Babcock & Wilcox Company	110,455	3,544,501
		7,098,943

Road & Rail : 2.97%
Canadian Pacific Railway Limited	8,970	1,638,819
Hertz Global Holdings Incorporated †	144,885	3,141,107
J.B. Hunt Transport Services Incorporated	28,854	2,463,987
		7,243,913

Information Technology : 22.29%
Electronic Equipment, Instruments & Components : 2.81%
Amphenol Corporation Class A	59,793	3,523,601
TE Connectivity Limited	46,447	3,326,534
		6,850,135

Internet Software & Services : 1.68%
Google Incorporated Class C †	7,462	4,089,176

IT Services : 2.71%
Global Payments Incorporated	36,481	3,344,578
Teradata Corporation †«	74,233	3,276,645
		6,621,223

Semiconductors & Semiconductor Equipment : 5.04%
Altera Corporation	68,161	2,924,789
ARM Holdings plc	145,965	2,392,596
Avago Technologies Limited	26,983	3,426,301
ON Semiconductor Corporation †	293,597	3,555,460
		12,299,146

Software : 7.57%
Autodesk Incorporated †	46,379	2,719,665
Check Point Software Technologies Limited †	42,032	3,445,363
Citrix Systems Incorporated †	56,536	3,610,954
Oracle Corporation	63,622	2,745,289
Red Hat Incorporated †	47,286	3,581,915
Salesforce.com Incorporated †	35,434	2,367,346
		18,470,532

Technology Hardware, Storage & Peripherals : 2.48%
Apple Incorporated	48,601	6,047,422

Materials : 6.64%
Chemicals : 3.75%
Cytec Industries Incorporated	59,949	3,239,644
Huntsman Corporation	131,429	2,913,781
Praxair Incorporated	24,865	3,002,200
		9,155,625

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name			Shares	Value
Containers & Packaging : 2.18%
Crown Holdings Incorporated †			55,927	$3,021,177
Owens-Illinois Incorporated †			98,418	2,295,108
				5,316,285

Metals & Mining : 0.71%
Royal Gold Incorporated			27,589	1,741,142

Total Common Stocks (Cost $182,959,935)				238,324,327

		Yield
Short-Term Investments : 3.33%
Investment Companies : 3.33%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	3,172,850	3,172,850
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	4,946,154	4,946,154
Total Short-Term Investments (Cost $8,119,004)				8,119,004

Total investments in securities (Cost $191,078,939)*	101.00%			246,443,331
Other assets and liabilities, net	(1.00)			(2,444,203)

Total net assets	100.00%			$243,999,128

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $191,248,430 and unrealized gains (losses) consists of:

Gross unrealized gains	$60,350,807
Gross unrealized losses	(5,155,906)

Net unrealized gains	$55,194,901

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Consumer discretionary	$41,476,065	$0	$0	$41,476,065
Consumer staples	16,766,247	0	0	16,766,247
Energy	17,209,623	0	0	17,209,623
Financials	38,546,947	0	0	38,546,947
Health care	28,958,820	0	0	28,958,820
Industrials	24,775,939	0	0	24,775,939
Information technology	54,377,634	0	0	54,377,634
Materials	16,213,052	0	0	16,213,052
Short-term investments
Investment companies	4,946,154	3,172,850	0	8,119,004

Total assets	$243,270,481	$3,172,850	$0	$246,443,331

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 96.76%
Consumer Discretionary : 14.08%
Auto Components : 2.82%
Gentherm Incorporated †	126,600	$6,394,566
Motorcar Parts of America Incorporated †	48,733	1,354,290
		7,748,856

Diversified Consumer Services : 1.62%
Grand Canyon Education Incorporated †	81,100	3,511,630
LifeLock Incorporated †	65,600	925,616
		4,437,246

Hotels, Restaurants & Leisure : 5.40%
Fiesta Restaurant Group Incorporated †	111,076	6,775,636
Jack in the Box Incorporated	30,200	2,896,784
La Quinta Holdings Incorporated †	56,719	1,343,106
The Habit Restaurants Incorporated Class A †«	52,191	1,677,419
Zoe’s Kitchen Incorporated †«	63,653	2,119,008
		14,811,953

Media : 0.99%
IMAX Corporation †	80,600	2,717,026

Specialty Retail : 1.56%
Boot Barn Holdings Incorporated †	102,211	2,444,887
Five Below Incorporated †	51,478	1,831,072
		4,275,959

Textiles, Apparel & Luxury Goods : 1.69%
G-III Apparel Group Limited †	41,300	4,652,445

Consumer Staples : 1.71%
Food & Staples Retailing : 1.71%
Diplomat Pharmacy Incorporated †	59,339	2,051,943
United Natural Foods Incorporated †	34,100	2,627,064
		4,679,007

Energy : 2.65%
Oil, Gas & Consumable Fuels : 2.65%
Diamondback Energy Incorporated †	24,287	1,866,213
Parsley Energy Incorporated Class A †	104,220	1,665,436
PDC Energy Incorporated †	24,800	1,340,192
RSP Permian Incorporated †	95,851	2,414,487
		7,286,328

Financials : 6.61%
Capital Markets : 1.32%
Financial Engines Incorporated «	86,900	3,635,027

Consumer Finance : 1.81%
Encore Capital Group Incorporated †«	20,300	844,277
Portfolio Recovery Associates Incorporated †	75,895	4,122,616
		4,966,893

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name	Shares	Value
Diversified Financial Services : 3.48%
MarketAxess Holdings Incorporated	115,178	$9,548,256

Health Care : 31.51%
Biotechnology : 4.35%
Exact Sciences Corporation †«	70,362	1,549,371
Ligand Pharmaceuticals Incorporated †«	19,500	1,503,645
PTC Therapeutics Incorporated †	67,900	4,131,715
Repligen Corporation †	90,100	2,735,436
Spark Therapeutics Incorporated †	25,917	2,008,568
		11,928,735

Health Care Equipment & Supplies : 10.37%
Align Technology Incorporated †	21,600	1,161,756
Cardiovascular Systems Incorporated †	143,901	5,617,895
Cynosure Incorporated Class A †	91,977	2,820,935
DexCom Incorporated †	89,600	5,585,664
Endologix Incorporated †	82,945	1,415,871
Entellus Medical Incorporated †	34,492	755,375
Insulet Corporation †	28,200	940,470
NxStage Medical Incorporated †	106,620	1,844,526
Oxford Immunotec Global plc †«	45,503	640,682
Tandem Diabetes Care Incorporated †	107,348	1,354,732
The Spectranetics Corporation †	182,213	6,333,724
		28,471,630

Health Care Providers & Services : 9.35%
AAC Holdings Incorporated †«	56,468	1,726,791
Acadia Healthcare Company Incorporated †	130,500	9,343,800
Adeptus Health Incorporated Class A †«	52,620	2,642,576
ExamWorks Group Incorporated †	168,256	7,002,815
HealthEquity Incorporated †	94,585	2,363,679
Team Health Holdings Incorporated †	44,100	2,580,291
		25,659,952

Health Care Technology : 0.55%
Medidata Solutions Incorporated †	30,700	1,505,528

Life Sciences Tools & Services : 1.30%
ICON plc ADR †	37,900	2,673,087
INC Research Holdings Incorporated Class A †	27,428	897,718
		3,570,805

Pharmaceuticals : 5.59%
Akorn Incorporated †	123,115	5,849,194
ANI Pharmaceuticals Incorporated †«	32,400	2,026,620
BioDelivery Sciences International Incorporated †	126,900	1,332,450
Horizon Pharma plc †	74,600	1,937,362
IGI Laboratories Incorporated †«	175,600	1,432,896
Intersect ENT Incorporated †	106,851	2,759,961
		15,338,483

Industrials : 7.22%
Aerospace & Defense : 0.30%
TASER International Incorporated †«	34,300	826,973

Air Freight & Logistics : 0.58%
XPO Logistics Incorporated †«	35,000	1,591,450

Building Products : 0.60%
Apogee Enterprises Incorporated	37,800	1,632,960

2

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Electrical Equipment : 0.70%
Power Solutions International Incorporated †«	29,659	$1,906,777

Machinery : 0.39%
The Middleby Corporation †	10,497	1,077,517

Professional Services : 4.05%
Corporate Executive Board Company	17,241	1,376,866
On Assignment Incorporated †	124,881	4,791,684
Paylocity Holding Corporation †	58,627	1,679,077
Wageworks Incorporated †	61,428	3,275,955
		11,123,582

Road & Rail : 0.60%
Saia Incorporated †	37,400	1,656,820

Information Technology : 32.72%
Communications Equipment : 0.37%
Infinera Corporation †	52,500	1,032,675

Electronic Equipment, Instruments & Components : 1.73%
Cognex Corporation †	56,100	2,781,999
Universal Display Corporation †«	41,900	1,958,825
		4,740,824

Internet Software & Services : 12.28%
Borderfree Incorporated †	125,193	752,410
DealerTrack Holdings Incorporated †	89,600	3,451,392
Demandware Incorporated †	94,800	5,773,320
Envestnet Incorporated †	167,541	9,395,699
HomeAway Incorporated †	101,654	3,066,901
Hortonworks Incorporated †«	24,318	579,741
MaxPoint Interactive Incorporated †	68,139	652,772
Q2 Holdings Incorporated †	113,696	2,403,533
SPS Commerce Incorporated †	113,771	7,634,034
		33,709,802

IT Services : 2.47%
iGATE Corporation †	48,000	2,047,680
InterXion Holding NV †	77,100	2,174,220
MAXIMUS Incorporated	21,600	1,442,016
WEX Incorporated †	10,294	1,105,164
		6,769,080

Semiconductors & Semiconductor Equipment : 1.54%
Cavium Incorporated †	41,700	2,953,194
Veeco Instruments Incorporated †	41,400	1,264,770
		4,217,964

Software : 14.33%
Barracuda Networks Incorporated †	33,896	1,303,979
Callidus Software Incorporated †	203,734	2,583,347
Fleetmatics Group plc †«	97,709	4,382,249
Guidewire Software Incorporated †	41,000	2,157,010
HubSpot Incorporated †	44,158	1,761,904
MobileIron Incorporated †«	197,545	1,829,267
Paycom Software Incorporated †	48,800	1,564,528
Proofpoint Incorporated †	153,200	9,072,504
PROS Holdings Incorporated †	73,627	1,819,323
Qlik Technologies Incorporated †	49,900	1,553,387
Qualys Incorporated †	25,700	1,194,536

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name			Shares	Value
Software (continued)
Synchronoss Technologies Incorporated †			101,058	$4,796,213
Tyler Technologies Incorporated †			19,470	2,346,719
Ultimate Software Group Incorporated †			17,500	2,974,213
				39,339,179

Materials : 0.26%
Chemicals : 0.26%
Balchem Corporation			12,900	714,403

Total Common Stocks (Cost $197,356,443)				265,574,135

		Yield
Short-Term Investments : 12.64%
Investment Companies : 12.64%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	25,227,325	25,227,325
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	9,475,464	9,475,464
Total Short-Term Investments (Cost $34,702,789)				34,702,789

Total investments in securities (Cost $232,059,232)*	109.40%			300,276,924
Other assets and liabilities, net	(9.40)			(25,809,187)

Total net assets	100.00%			$274,467,737

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $232,344,147 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,262,317
Gross unrealized losses	(6,329,540)

Net unrealized gains	$67,932,777

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$38,643,485	$0	$0	$38,643,485
Consumer staples	4,679,007	0	0	4,679,007
Energy	7,286,328	0	0	7,286,328
Financials	18,150,176	0	0	18,150,176
Health care	86,475,133	0	0	86,475,133
Industrials	19,816,079	0	0	19,816,079
Information technology	89,809,524	0	0	89,809,524
Materials	714,403	0	0	714,403
Short-term investments
Investment companies	9,475,464	25,227,325	0	34,702,789

Total assets	$275,049,599	$25,227,325	$0	$300,276,924

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 91.09%
Consumer Discretionary : 11.49%
Auto Components : 1.07%
Fox Factory Holding Corporation †	15,500	$237,770
Gentex Corporation	11,400	208,620
		446,390

Hotels, Restaurants & Leisure : 4.13%
Century Casinos Incorporated †	35,000	190,750
Denny’s Corporation †	55,100	628,140
Peak Resorts Incorporated	15,400	94,864
Scientific Games Corporation Class A †	26,900	281,643
The Wendy’s Company	47,800	521,020
		1,716,417

Household Durables : 5.31%
Cavco Industries Incorporated †	18,000	1,351,080
Harman International Industries Incorporated	450	60,134
KB Home Incorporated	16,900	263,978
Skyline Corporation †	14,100	49,068
Taylor Morrison Home Corporation Class A †	10,300	214,755
The New Home Company Incorporated †	17,000	271,150
		2,210,165

Media : 0.36%
Starz Incorporated Class A †	4,400	151,404

Specialty Retail : 0.50%
Vitamin Shoppe Incorporated †	5,000	205,950

Textiles, Apparel & Luxury Goods : 0.12%
Movado Group Incorporated	1,800	51,336

Energy : 13.80%
Energy Equipment & Services : 5.25%
Glori Energy Incorporated †	17,100	36,423
Helix Energy Solutions Group Incorporated †	16,100	240,856
Helmerich & Payne Incorporated	1,900	129,333
ION Geophysical Corporation †	83,600	181,412
Key Energy Services Incorporated †	56,900	103,558
Newpark Resources Incorporated †	87,400	796,214
Oceaneering International Incorporated	1,500	80,895
Parker Drilling Company †	60,500	211,145
PHI Incorporated (non-voting) †	10,500	315,840
PHI Incorporated (voting) †	100	2,975
Vantage Drilling Company †	21,900	7,172
Willbros Group Incorporated †	23,500	77,785
		2,183,608

Oil, Gas & Consumable Fuels : 8.55%
Clean Energy Fuels Corporation †	17,800	94,963
InterOil Corporation †	53,300	2,459,262
Range Resources Corporation	9,200	478,768
Sanchez Energy Corporation †	8,400	109,284
Stone Energy Corporation †	9,400	137,992
Trilogy Energy Corporation (a)	47,900	280,731
		3,561,000

1

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name	Shares	Value
Financials : 19.47%
Banks : 6.58%
Ameris Bancorp	9,700	$255,983
BBCN Bancorp Incorporated	17,600	254,672
CenterState Banks Incorporated	26,000	309,660
First Horizon National Corporation	30,200	431,558
First Niagara Financial Group Incorporated	40,200	355,368
Hilltop Holdings Incorporated †	8,600	167,184
IBERIABANK Corporation	3,800	239,514
Park Sterling Corporation	24,200	171,820
The Bancorp Incorporated †	36,700	331,401
Wilshire Bancorp Incorporated	22,300	222,331
		2,739,491

Capital Markets : 0.57%
Medley Management Incorporated Class A	21,500	236,285

Consumer Finance : 0.84%
Cash America International Incorporated	7,900	184,070
Enova International Incorporated †	8,300	163,427
		347,497

Insurance : 3.97%
Argo Group International Holdings Limited	23,295	1,168,244
National General Holdings Corporation	6,600	123,420
OneBeacon Insurance Group Limited Class A	23,800	361,998
		1,653,662

REITs : 7.07%
Chimera Investment Corporation	565,800	1,776,612
MFA Mortgage Investments Incorporated	34,300	269,598
Redwood Trust Incorporated	38,900	695,143
UMH Properties Incorporated	19,900	200,393
		2,941,746

Thrifts & Mortgage Finance : 0.44%
Northwest Bancshares Incorporated	15,300	181,305

Health Care : 5.34%
Health Care Equipment & Supplies : 1.99%
Hologic Incorporated †	7,900	260,898
OraSure Technologies Incorporated †	86,700	567,018
		827,916

Health Care Providers & Services : 2.08%
Air Methods Corporation †	4,600	214,314
Cross Country Healthcare Incorporated †	40,300	477,958
Healthways Incorporated †	8,800	173,360
		865,632

Health Care Technology : 0.57%
Allscripts Healthcare Solutions Incorporated †	19,800	236,808

Life Sciences Tools & Services : 0.33%
PAREXEL International Corporation †	2,000	137,980

Pharmaceuticals : 0.37%
Prestige Brands Holdings Incorporated †	3,600	154,404

2

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Shares	Value
Industrials : 12.72%
Airlines : 6.82%
American Airlines Group Incorporated	6,300	$332,514
Delta Air Lines Incorporated	28,600	1,285,856
LATAM Airlines Group SP ADR †	22,000	177,320
United Continental Holdings Incorporated †	15,500	1,042,375
		2,838,065

Commercial Services & Supplies : 3.33%
ABM Industries Incorporated	18,300	583,038
ACCO Brands Corporation †	80,100	665,631
Healthcare Services Group Incorporated	4,300	138,159
		1,386,828

Construction & Engineering : 0.10%
Tutor Perini Corporation †	1,700	39,695

Electrical Equipment : 0.50%
GrafTech International Limited †	53,100	206,559

Machinery : 0.42%
Actuant Corporation Class A	7,400	175,676

Professional Services : 0.46%
Hill International Incorporated †	53,500	192,065

Road & Rail : 0.45%
Covenant Transport Incorporated Class A †	5,600	185,696

Trading Companies & Distributors : 0.64%
Applied Industrial Technologies Incorporated	5,900	267,506

Information Technology : 12.07%
Communications Equipment : 0.73%
Brocade Communications Systems Incorporated	7,800	92,547
Harmonic Incorporated †	28,700	212,667
		305,214

Electronic Equipment, Instruments & Components : 7.01%
Checkpoint Systems Incorporated	29,800	322,436
Cognex Corporation †	9,000	446,310
Coherent Incorporated †	10,000	649,600
OSI Systems Incorporated †	20,200	1,500,052
		2,918,398

IT Services : 0.05%
TeleTech Holdings Incorporated	800	20,360

Semiconductors & Semiconductor Equipment : 0.69%
Kulicke & Soffa Industries Incorporated †	18,200	284,466

Technology Hardware, Storage & Peripherals : 3.59%
Cray Incorporated †	39,900	1,120,392
Diebold Incorporated	4,600	163,116
Quantum Corporation †	131,800	210,880
		1,494,388

3

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name			Shares	Value
Materials : 14.56%
Chemicals : 0.80%
Calgon Carbon Corporation			6,200	$130,634
Zep Incorporated			11,800	200,954
				331,588

Containers & Packaging : 0.21%
Intertape Polymer Group Incorporated (a)			6,300	87,114

Metals & Mining : 12.54%
Agnico-Eagle Mines Limited			9,700	271,018
Carpenter Technology Corporation			8,100	314,928
Dominion Diamond Corporation †			3,800	64,942
NovaGold Resources Incorporated †			37,200	110,112
Randgold Resources Limited ADR			38,700	2,680,749
Royal Gold Incorporated			8,400	530,124
Sandstorm Gold Limited †			46,300	151,864
Silver Standard Resources Incorporated †			40,752	184,607
Steel Dynamics Incorporated			34,000	683,400
United States Steel Corporation			3,500	85,400
Webco Industries Incorporated †(a)(i)			2,200	143,000
				5,220,144

Paper & Forest Products : 1.01%
Deltic Timber Corporation			2,900	192,125
Wausau Paper Corporation			24,100	229,673
				421,798

Telecommunication Services : 1.64%
Diversified Telecommunication Services : 1.64%
Cincinnati Bell Incorporated †			193,300	682,349

Total Common Stocks (Cost $35,353,903)				37,906,905

Exchange-Traded Funds : 1.52%
Market Vectors Gold Miners ETF			16,243	296,272
Market Vectors Junior Gold Miners ETF			5,873	133,552
SPDR S&P Regional Banking ETF			4,932	201,374
Total Exchange-Traded Funds (Cost $990,765)				631,198

		Yield
Short-Term Investments : 6.19%
Investment Companies : 6.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	2,576,258	2,576,258

Total Short-Term Investments (Cost $2,576,258)				2,576,258

Total investments in securities (Cost $38,920,926)*	98.80%			41,114,361
Other assets and liabilities, net	1.20			500,510

Total net assets	100.00%			$41,614,871

4

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — March 31, 2015 (unaudited)

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $39,226,620 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,767,522
Gross unrealized losses	(5,879,781)

Net unrealized gains	$1,887,741

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

5

Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$4,781,662	$0	$0	$4,781,662
Energy	5,463,877	280,731	0	5,744,608
Financials	8,099,986	0	0	8,099,986
Health care	2,222,740	0	0	2,222,740
Industrials	5,292,090	0	0	5,292,090
Information technology	5,022,826	0	0	5,022,826

Materials	5,830,530	230,114	0	6,060,644
Telecommunication services	682,349	0	0	682,349
Exchange-traded funds	631,198	0	0	631,198
Short-term investments
Investment companies	2,576,258	0	0	2,576,258

Total assets	$40,603,516	$510,845	$0	$41,114,361

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 29.28%
FHLMC ±	2.57%	12-1-2042	$38,952	$40,016
FHLMC ±	2.83	1-1-2045	215	223
FHLMC ±	2.90	8-1-2044	64,000	66,405
FHLMC	3.00	2-15-2045	670,095	679,966
FHLMC	3.50	12-1-2028	21,935	23,557
FHLMC	3.50	3-1-2029	25,628	27,519
FHLMC	3.50	11-1-2029	228,778	245,305
FHLMC	3.50	12-1-2029	55,200	59,351
FHLMC	3.50	12-1-2029	28,506	30,648
FHLMC	3.50	1-1-2030	27,167	29,210
FHLMC	3.50	2-1-2030	24,902	26,767
FHLMC	3.50	10-1-2034	155,937	164,572
FHLMC	3.50	10-1-2034	24,613	26,108
FHLMC	3.50	11-1-2034	104,391	110,154
FHLMC	3.50	11-1-2034	24,708	26,208
FHLMC	3.50	1-1-2035	139,151	146,889
FHLMC	3.50	1-1-2035	24,828	26,338
FHLMC	3.50	2-1-2035	26,858	28,352
FHLMC	3.50	3-1-2035	60,844	64,251
FHLMC	3.50	4-1-2035	374,000	395,003
FHLMC (a)	3.50	4-15-2035	97,000	102,431
FHLMC	4.00	10-1-2029	60,662	65,860
FHLMC	4.00	11-1-2032	70,877	77,014
FHLMC	4.00	6-1-2033	21,392	23,364
FHLMC	4.00	11-1-2033	26,826	29,166
FHLMC	4.00	7-1-2042	266,943	290,728
FHLMC	4.00	11-1-2043	22,965	25,037
FHLMC	4.00	2-1-2045	220,093	239,155
FHLMC	4.50	6-1-2042	217,534	243,063
FHLMC	4.50	5-1-2044	136,275	152,391
FHLMC	5.00	8-1-2039	350,172	397,860
FHLMC	5.50	7-1-2038	150,332	172,863
FHLMC Series 271 Class 30	3.00	8-15-2042	288,353	294,644
FHLMC Series 2980 Class QA	6.00	5-15-2035	326,510	360,093
FHLMC Series 300 Class 300	3.00	1-15-2043	299,556	305,307
FHLMC Series 3664 Class DA	4.00	11-15-2037	58,583	61,951
FHLMC Series 3876 Class NB	5.00	8-15-2038	90,505	97,885
FHLMC Series 4227 Class AB	3.50	10-15-2037	186,609	196,291
FHLMC Series 4425 Class A	4.00	9-15-2040	184,248	199,122
FHLMC Series 4430 Class A	4.00	4-15-2041	272,624	296,977
FHLMC Series T-48 Class 1A3 ±	5.60	7-25-2033	2,180	2,491
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	366	429
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	23,211	28,051
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	32,644	39,925
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	33,141	40,174
FNMA ¤	0.00	10-9-2019	260,000	238,918
FNMA (a)	4.00	4-1-2045	120,000	130,955
FNMA ±	2.39	1-1-2036	48,808	52,243
FNMA ±	2.58	3-1-2045	34,000	35,021
FNMA	2.63	9-6-2024	102,000	105,561
FNMA ±	2.73	1-1-2045	94,341	97,539
FNMA	3.00	12-1-2037	65,620	67,147
FNMA	3.00	10-25-2042	415,241	423,786
FNMA %%	3.00	4-14-2045	100,000	102,250
FNMA ±	3.23	4-1-2044	418,687	439,326
FNMA	3.50	12-1-2029	95,833	102,720
FNMA	3.50	12-1-2029	27,639	29,627
FNMA	3.50	1-1-2030	195,754	210,192
FNMA	3.50	1-1-2030	24,737	26,520
FNMA	3.50	2-1-2030	36,829	39,502
FNMA	3.50	2-1-2030	80,486	86,477
FNMA	3.50	2-1-2030	24,891	26,698
FNMA	3.50	2-1-2030	32,217	34,596

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	2-1-2030	$30,722	$32,935
FNMA	3.50	6-1-2042	20,607	21,830
FNMA	3.50	7-1-2042	36,110	38,261
FNMA	3.50	4-1-2043	25,538	27,056
FNMA %%	3.50	4-14-2045	200,000	210,117
FNMA %%	3.50	5-13-2045	2,200,000	2,305,703
FNMA %%	3.50	6-11-2045	100,000	104,559
FNMA	4.00	3-1-2025	8,742	9,478
FNMA	4.00	5-1-2025	16,886	18,301
FNMA	4.00	6-1-2025	110,836	119,742
FNMA	4.00	6-1-2026	23,631	25,627
FNMA	4.00	12-1-2028	54,891	59,511
FNMA	4.00	1-1-2029	219,434	237,909
FNMA	4.00	1-1-2029	36,295	39,351
FNMA	4.00	2-1-2029	87,731	95,117
FNMA	4.00	2-1-2029	84,099	91,188
FNMA	4.00	2-1-2029	59,918	64,958
FNMA	4.00	3-1-2029	85,206	92,366
FNMA	4.00	3-1-2029	59,502	64,513
FNMA	4.00	3-1-2029	78,952	85,304
FNMA	4.00	4-1-2029	93,573	101,447
FNMA	4.00	7-1-2029	60,041	65,095
FNMA	4.00	11-1-2029	126,286	136,893
FNMA	4.00	8-1-2033	202,875	219,531
FNMA	4.00	9-1-2033	45,057	49,638
FNMA	4.00	9-1-2033	38,794	42,192
FNMA	4.00	9-1-2033	39,596	42,798
FNMA	4.00	11-1-2033	24,971	27,508
FNMA	4.00	2-1-2034	48,758	53,048
FNMA	4.00	2-1-2034	81,319	88,481
FNMA	4.00	3-1-2034	244,695	266,397
FNMA	4.00	4-1-2034	162,991	177,348
FNMA	4.00	5-1-2034	33,360	36,298
FNMA	4.00	6-1-2034	32,376	35,227
FNMA	4.00	6-1-2034	24,799	26,999
FNMA	4.00	6-1-2034	54,436	59,264
FNMA	4.00	6-1-2034	51,500	56,037
FNMA	4.00	7-1-2034	44,271	48,170
FNMA	4.00	7-1-2034	39,614	43,128
FNMA	4.00	7-1-2034	51,960	56,570
FNMA	4.00	7-1-2034	57,916	63,017
FNMA	4.00	8-1-2034	89,499	97,382
FNMA	4.00	8-1-2034	50,312	54,775
FNMA	4.00	8-1-2034	54,881	59,715
FNMA	4.00	9-1-2034	33,809	36,808
FNMA	4.00	9-1-2034	59,893	65,169
FNMA	4.00	11-1-2034	117,779	128,225
FNMA	4.00	6-25-2039	113,243	122,016
FNMA	4.00	7-1-2042	291,761	318,234
FNMA	4.00	8-1-2042	308,995	337,082
FNMA	4.00	9-1-2042	218,687	238,558
FNMA	4.00	10-1-2042	300,985	328,379
FNMA	4.00	2-1-2044	51,580	56,272
FNMA	4.00	3-1-2044	37,053	40,479
FNMA	4.00	4-1-2044	57,542	62,867
FNMA	4.00	9-1-2044	156,993	171,325
FNMA	4.00	11-1-2044	166,253	181,431
FNMA	4.00	11-1-2044	105,804	115,463
FNMA	4.00	11-1-2044	146,695	160,287
FNMA	4.00	11-1-2044	92,979	101,585
FNMA	4.00	11-1-2044	107,900	117,351
FNMA	4.00	12-1-2044	131,788	143,820
FNMA	4.00	1-1-2045	24,923	27,106
FNMA	4.00	1-1-2045	25,924	28,329
FNMA	4.00	1-1-2045	174,778	190,735

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	2-1-2045	$51,922	$56,744
FNMA (a)	4.00	4-1-2045	94,000	102,581
FNMA %%	4.00	5-13-2045	1,200,000	1,281,070
FNMA	4.50	10-1-2033	64,778	71,095
FNMA	4.50	5-1-2034	95,357	106,405
FNMA	4.50	5-1-2034	36,013	40,096
FNMA	4.50	2-1-2044	377,835	422,270
FNMA	4.50	4-1-2044	270,123	302,016
FNMA	4.50	2-1-2045	67,904	75,948
FNMA %%	4.50	5-13-2045	400,000	435,309
FNMA	5.00	3-1-2041	15,568	17,582
FNMA	5.00	7-1-2041	678,220	773,030
FNMA	5.00	8-1-2041	43,390	49,456
FNMA	5.50	9-1-2034	24,843	27,633
FNMA	5.50	4-1-2036	14,604	16,433
FNMA	5.50	7-1-2039	33,666	38,723
FNMA	5.50	4-1-2040	108,793	125,181
FNMA	5.50	4-25-2042	7,889	8,923
FNMA	6.00	8-1-2034	28,737	33,011
FNMA	6.00	4-1-2035	8,336	9,579
FNMA	6.00	12-1-2035	61,017	70,121
FNMA	6.00	7-1-2037	24,330	27,906
FNMA	6.00	7-1-2037	139,941	160,732
FNMA Series 2002-33 Class A2	7.50	6-25-2032	24,215	28,626
FNMA Series 2002-95 Class DB	6.00	1-25-2033	86,048	99,689
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	86,000	93,884
FNMA Series 2005-5 Class PA	5.00	1-25-2035	25,420	27,920
FNMA Series 2006-56 Class CA	6.00	7-25-2036	18,287	21,470
FNMA Series 2009-20 Class DT	4.50	4-25-2039	95,875	106,307
FNMA Series 2011-53 Class TN	4.00	6-25-2041	256,100	276,411
FNMA Series 2012-134 Class LC	3.00	12-25-2042	76,407	78,531
FNMA Series 2012-411 Class A3	3.00	8-25-2042	85,082	87,194
FNMA Series 2013-94 Class HA	4.00	1-25-2040	49,575	53,612
FNMA Series 2014-9 Class A	4.00	5-25-2037	94,945	102,801
GNMA %%	3.00	4-22-2045	700,000	721,000
GNMA %%	3.50	4-22-2045	1,000,000	1,052,344
GNMA %%	3.50	5-20-2045	1,200,000	1,259,531
GNMA %%	4.00	4-22-2045	800,000	852,625
GNMA %%	4.00	5-20-2045	400,000	425,789
Tennessee Valley Authority	2.88	9-15-2024	280,000	293,125
Total Agency Securities (Cost $26,260,840)				26,663,200

Asset-Backed Securities : 14.36%
Ally Auto Receivables Trust Series 2011-5 Class A4	1.32	7-15-2016	18,528	18,533
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	20,392	20,401
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	355,000	356,122
Ally Auto Receivables Trust Series 2014-2 Class A4	1.84	1-15-2020	42,000	42,432
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	186,000	186,540
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	130,000	130,460
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.66	10-15-2019	273,000	273,210
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.74	1-15-2021	105,000	105,182
American Express Credit Account Master Trust Series 2012 Class A ±	0.41	5-15-2020	127,000	126,683
Avis Budget Rental Car Aesop Series 2013-1A Class A 144A	1.92	9-20-2019	152,000	151,962
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	100,000	100,869
Bank of America Credit Card Trust Series 2007-A4 Class A4 ±	0.21	11-15-2019	148,000	147,030
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.44	9-16-2019	228,000	228,047
Bank of America Credit Card Trust Series 2014-A3 Class A ±	0.46	1-15-2020	81,000	80,966
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	100,000	100,031
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	52,000	52,219
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	50,000	50,401
California Republic Auto Receivables Trust Series 2015-1 Class A3	1.33	4-15-2019	79,000	79,317
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	91,000	91,503

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79%	6-20-2017	$329,000	$329,129
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	79,000	79,598
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	50,000	50,468
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	127,000	127,004
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	172,000	172,841
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	118,000	118,447
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	102,000	102,018
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.47	6-20-2016	192,000	191,951
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	177,000	177,657
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	51,000	51,350
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	196,000	196,414
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	29,000	29,110
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	228,000	228,478
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	113,000	113,069
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	62,000	62,080
Capital One Multi-Asset Execution Trust Series 2005-A9 Class A ±	0.26	8-15-2018	577,000	576,810
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	291,000	291,207
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	751,000	763,625
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.60	7-15-2021	200,000	200,457
Discover Card Execution Note Trust Series 2015-A1 Class A1 ±	0.52	8-17-2020	420,000	420,244
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	101,766	101,790
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	273,000	278,035
Ford Credit Auto Owner Trust Series 2014-1 Class A2 ±	0.57	2-15-2019	46,000	46,018
Ford Credit Auto Owner Trust Series 2014-2A 144A	2.31	4-15-2026	157,000	159,926
Ford Credit Auto Owner Trust Series 2015-A Class A4	1.64	6-15-2020	47,000	47,262
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	140,000	142,082
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	141,000	141,370
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class A2 ±	0.57	1-15-2020	37,000	37,023
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	0.74	1-15-2022	279,000	279,112
GE Credit Card Master Note Trust Series 2012-5 Class A	0.95	6-15-2018	296,000	296,245
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	118,088	118,235
Honda Auto Receivables Owner Trust Series 2014-4 Class A4	1.46	10-15-2020	42,000	42,177
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	48,664	48,843
MBNA Credit Card Master Note Trust Series 2004-A3 Class A3 ±	0.43	8-16-2021	231,000	230,006
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	1,305	1,306
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.48	3-27-2023	100,000	99,695
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.61	4-25-2023	96,000	96,053
Navient Student Loan Trust Series 2014-AA Class A2A 144A	2.74	2-15-2029	274,000	276,174
Navient Student Loan Trust Series 2015-AA Class A2A 144A	2.65	12-15-2028	100,000	100,297
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	1.36	12-15-2028	143,000	143,692
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.42	1-25-2037	135,082	133,605
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.44	10-27-2036	141,413	139,841
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.37	10-25-2033	124,000	121,117
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.36	3-23-2037	125,000	121,887
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.38	12-24-2035	136,000	133,396
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.35	11-23-2022	33,453	33,418
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.34	10-26-2026	121,409	121,316
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.97	4-25-2046	58,896	59,657
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.66	5-15-2028	70,498	70,423
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.43	7-25-2023	200,790	199,996
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.46	7-27-2026	63,665	64,432
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.40	10-27-2031	120,000	116,615
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.41	10-25-2029	108,000	104,421
SLM Student Loan Trust Series 2005-9 Class A ±	0.38	1-27-2025	154,314	153,920
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.36	1-25-2021	181,000	178,357
SLM Student Loan Trust Series 2007-2 Class B ±	0.43	7-25-2025	100,000	87,427
SLM Student Loan Trust Series 2010-1 Class A ±	0.57	3-25-2025	118,237	118,049
SLM Student Loan Trust Series 2012-6 Class A3 ±	0.92	5-26-2026	100,000	100,558
SLM Student Loan Trust Series 2012-6 Class B ±	1.17	4-27-2043	100,000	93,561
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	155,000	159,748
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.92	10-16-2023	62,899	63,054
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.92	6-15-2045	233,000	239,536
SLM Student Loan Trust Series 2013-1 Class B ±	1.97	11-25-2043	100,000	100,315
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.47	5-26-2020	106,000	105,837
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.57	10-26-2020	100,000	100,122

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.82%	7-15-2022	$90,183	$90,317
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.55	7-26-2021	100,000	100,045
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.76	3-26-2029	119,000	119,390
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.77	7-15-2022	70,949	71,005
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	101,000	103,215
Trade Maps Limited Series 2013-1A Class A 144A±	0.88	12-10-2018	268,000	267,848
World Financial Network Credit Card Master Trust Series 2014-B Class A	0.61	7-15-2019	98,000	98,003
Total Asset-Backed Securities (Cost $13,026,891)				13,079,637

Corporate Bonds and Notes : 18.26%
Consumer Discretionary : 2.00%
Auto Components : 0.04%
Johnson Controls Incorporated	4.95	7-2-2064	30,000	32,170

Automobiles : 0.88%
Daimler Finance North America LLC 144A	1.88	1-11-2018	150,000	151,703
Daimler Finance North America LLC 144A	2.38	8-1-2018	150,000	153,795
Ford Motor Credit Company LLC	2.46	3-27-2020	200,000	200,207
General Motors Company	3.50	10-2-2018	115,000	117,824
General Motors Company	5.00	4-1-2035	20,000	21,343
General Motors Company	5.20	4-1-2045	15,000	16,282
Hyundai Capital America 144A	2.00	3-19-2018	40,000	40,635
Hyundai Capital America 144A	2.60	3-19-2020	100,000	101,060
				802,849

Hotels, Restaurants & Leisure : 0.06%
Yum! Brands Incorporated	5.35	11-1-2043	50,000	55,390

Internet & Catalog Retail : 0.13%
Amazon.com Incorporated	4.95	12-5-2044	110,000	120,020

Media : 0.74%
Cox Communications Incorporated 144A	4.80	2-1-2035	70,000	73,630
DIRECTV Holdings LLC	3.80	3-15-2022	40,000	41,459
DIRECTV Holdings LLC	3.95	1-15-2025	130,000	133,936
DIRECTV Holdings LLC	4.45	4-1-2024	95,000	101,459
Scripps Networks Interactive Incorporated	3.90	11-15-2024	80,000	82,540
Thomson Reuters Corporation	3.85	9-29-2024	80,000	82,838
Viacom Incorporated	4.85	12-15-2034	115,000	118,815
Viacom Incorporated	5.25	4-1-2044	35,000	37,388
				672,065

Specialty Retail : 0.07%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	55,000	60,655

Textiles, Apparel & Luxury Goods : 0.08%
Coach Incorporated	4.25	4-1-2025	75,000	76,018

Consumer Staples : 0.96%
Beverages : 0.24%
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	145,000	147,500
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	70,000	69,006
				216,506

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing : 0.05%
Walgreens Boots Alliance Incorporated	4.80%	11-18-2044	$40,000	$43,179

Food Products : 0.47%
Kraft Foods Group Incorporated	5.00	6-4-2042	40,000	44,475
The JM Smucker Company 144A	4.38	3-15-2045	20,000	20,846
Tyson Foods Incorporated	4.50	6-15-2022	51,000	56,268
WM Wrigley Jr Company 144A	2.00	10-20-2017	35,000	35,372
WM Wrigley Jr Company 144A	2.40	10-21-2018	55,000	55,986
WM Wrigley Jr Company 144A	2.90	10-21-2019	107,000	110,323
WM Wrigley Jr Company 144A	3.38	10-21-2020	105,000	110,028
				433,298

Tobacco : 0.20%
Altria Group Incorporated	2.63	1-14-2020	110,000	111,617
Altria Group Incorporated	4.50	5-2-2043	65,000	67,239
				178,856

Energy : 3.10%
Energy Equipment & Services : 0.01%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	15,000	12,550

Oil, Gas & Consumable Fuels : 3.09%
Chevron Corporation	1.37	3-2-2018	155,000	155,731
Chevron Corporation	1.96	3-3-2020	165,000	166,057
Chevron Corporation	2.41	3-3-2022	85,000	85,153
ConocoPhillips Company	2.88	11-15-2021	75,000	76,908
Continental Resources Incorporated	4.50	4-15-2023	65,000	63,085
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	105,000	106,849
El Paso Pipeline Partners Operating LLC	4.30	5-1-2024	75,000	76,356
Energy Transfer Partners LP	4.05	3-15-2025	75,000	75,725
Energy Transfer Partners LP	5.15	3-15-2045	45,000	45,424
Enlink Midstream Partners LP	5.05	4-1-2045	70,000	71,214
Enterprise Products Operating LLC	3.75	2-15-2025	60,000	62,061
Enterprise Products Operating LLC	4.85	3-15-2044	30,000	32,343
Exxon Mobil Corporation	1.31	3-6-2018	215,000	216,174
Exxon Mobil Corporation	1.91	3-6-2020	130,000	131,263
Exxon Mobil Corporation	2.71	3-6-2025	130,000	131,325
Exxon Mobil Corporation	3.57	3-6-2045	45,000	46,666
Kerr-McGee Corporation	6.95	7-1-2024	165,000	206,482
Kinder Morgan Energy Partners LP	5.30	12-1-2034	30,000	30,995
Kinder Morgan Energy Partners LP	5.55	6-1-2045	50,000	52,724
Marathon Petroleum Corporation	5.00	9-15-2054	15,000	15,057
MPLX LP	4.00	2-15-2025	25,000	25,200
Newfield Exploration Company	5.63	7-1-2024	80,000	83,200
ONEOK Partners LP	4.90	3-15-2025	45,000	45,532
ONEOK Partners LP	2.00	10-1-2017	80,000	79,765
ONEOK Partners LP	3.80	3-15-2020	50,000	50,981
ONEOK Partners LP	6.20	9-15-2043	40,000	41,656
Phillips 66	4.88	11-15-2044	40,000	42,842
Plains All American Pipeline LP	4.90	2-15-2045	70,000	73,610
Rowan Companies Incorporated	5.40	12-1-2042	54,000	44,296
Rowan Companies Incorporated	5.85	1-15-2044	30,000	25,855
Spectra Energy Partners LP	4.50	3-15-2045	45,000	45,680
Sunoco Logistics Partner LP	5.35	5-15-2045	85,000	89,395
TC Pipelines LP	4.38	3-13-2025	65,000	65,645
TC Pipelines LP	4.65	6-15-2021	28,000	29,475
Valero Energy Corporation	3.65	3-15-2025	65,000	66,254
Valero Energy Corporation	4.90	3-15-2045	45,000	46,602
Western Gas Partners LP	5.38	6-1-2021	30,000	33,149

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	4.00%	9-15-2025	$75,000	$73,557
				2,810,286

Financials : 7.19%
Banks : 2.33%
Bank of America Corporation	1.50	10-9-2015	235,000	235,995
Bank of America Corporation	4.00	4-1-2024	120,000	127,694
Bank of America Corporation	4.00	1-22-2025	80,000	81,038
Bank of America Corporation	4.25	10-22-2026	80,000	82,587
Bank of America Corporation	6.00	9-1-2017	120,000	131,985
BB&T Corporation	2.45	1-15-2020	65,000	66,122
Citigroup Incorporated	1.55	8-14-2017	175,000	175,132
Citigroup Incorporated	1.70	7-25-2016	120,000	120,808
Citigroup Incorporated	2.40	2-18-2020	95,000	95,339
HSBC USA Incorporated	1.70	3-5-2018	220,000	220,378
HSBC USA Incorporated	2.35	3-5-2020	220,000	221,305
HSBC USA Incorporated	2.38	11-13-2019	110,000	110,977
Inter-American Development Bank	4.38	1-24-2044	35,000	44,771
JPMorgan Chase & Company	2.25	1-23-2020	265,000	265,568
JPMorgan Chase & Company	3.13	1-23-2025	35,000	35,045
JPMorgan Chase & Company	4.13	12-15-2026	50,000	51,835
JPMorgan Chase & Company	4.85	2-1-2044	45,000	51,358
				2,117,937

Capital Markets : 1.37%
Goldman Sachs Group Incorporated	3.50	1-23-2025	230,000	234,511
Goldman Sachs Group Incorporated	6.25	2-1-2041	40,000	52,144
Goldman Sachs Group Incorporated	6.75	10-1-2037	40,000	52,527
Lazard Group LLC	3.75	2-13-2025	145,000	143,004
Lazard Group LLC	4.25	11-14-2020	100,000	106,873
Lazard Group LLC	6.85	6-15-2017	38,000	41,917
Morgan Stanley	2.65	1-27-2020	225,000	228,543
Morgan Stanley	3.70	10-23-2024	140,000	145,961
Morgan Stanley	4.30	1-27-2045	70,000	72,545
Morgan Stanley	4.35	9-8-2026	65,000	68,137
Morgan Stanley	5.38	10-15-2015	100,000	102,444
				1,248,606

Consumer Finance : 1.55%
American Express Credit Corporation	1.75	6-12-2015	220,000	220,446
Capital One Financial Corporation	3.20	2-5-2025	80,000	79,336
Discover Financial Services	3.75	3-4-2025	55,000	55,404
ERAC USA Finance LLC 144A	4.50	2-15-2045	25,000	25,295
ERAC USA Finance LLC 144A	5.63	3-15-2042	82,000	95,640
Ford Motor Credit Company LLC	3.66	9-8-2024	200,000	206,355
Murray Street Investment Trust I	4.65	3-9-2017	188,000	199,196
Synchrony Financial	2.70	2-3-2020	115,000	115,500
Synchrony Financial	4.25	8-15-2024	75,000	78,406
Toyota Motor Credit Corporation	1.13	5-16-2017	210,000	210,560
Toyota Motor Credit Corporation	2.75	5-17-2021	125,000	129,163
				1,415,301

Diversified Financial Services : 0.30%
CME Group Incorporated	3.00	3-15-2025	150,000	151,523
General Electric Capital Corporation	5.88	1-14-2038	95,000	122,840
				274,363

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 0.65%
ACE INA Holdings Incorporated	3.15%	3-15-2025	$105,000	$107,442
American International Group Incorporated	4.38	1-15-2055	40,000	40,318
American International Group Incorporated	4.50	7-16-2044	45,000	48,309
American International Group Incorporated	6.40	12-15-2020	66,000	79,947
Assurant Incorporated	2.50	3-15-2018	105,000	106,811
Lincoln National Corporation	3.35	3-9-2025	25,000	25,286
MetLife Incorporated	1.90	12-15-2017	55,000	55,391
Metlife Incorporated	3.00	3-1-2025	75,000	75,164
Metlife Incorporated	4.05	3-1-2045	35,000	35,999
Prudential Financial Incorporated	4.60	5-15-2044	20,000	21,208
				595,875

REITs : 0.99%
American Tower Corporation	3.45	9-15-2021	105,000	107,180
American Tower Corporation	3.50	1-31-2023	96,000	95,159
DDR Corporation	3.38	5-15-2023	115,000	114,119
DDR Corporation	4.63	7-15-2022	120,000	129,123
Federal Realty Investment Trust	3.00	8-1-2022	40,000	40,384
Federal Realty Investment Trust	3.95	1-15-2024	55,000	58,779
Healthcare Trust of America Holdings LP	3.38	7-15-2021	70,000	71,060
Mid-America Apartments LP	3.75	6-15-2024	90,000	92,206
Mid-America Apartments LP	4.30	10-15-2023	80,000	85,460
Tanger Properties LP	3.75	12-1-2024	45,000	46,151
Tanger Properties LP	3.88	12-1-2023	55,000	57,389
				897,010

Health Care : 0.83%
Biotechnology : 0.19%
Amgen Incorporated	2.20	5-22-2019	80,000	81,034
Celgene Corporation	3.63	5-15-2024	40,000	41,571
Celgene Corporation	5.25	8-15-2043	45,000	52,147
				174,752

Health Care Equipment & Supplies : 0.27%
Medtronic Incorporated 144A	3.15	3-15-2022	75,000	77,877
Medtronic Incorporated 144A	4.38	3-15-2035	60,000	65,519
Zimmer Holdings Incorporated	3.55	4-1-2025	95,000	96,891
				240,287

Health Care Providers & Services : 0.25%
WellPoint Incorporated	3.50	8-15-2024	65,000	66,741
WellPoint Incorporated	3.13	5-15-2022	122,000	123,677
WellPoint Incorporated	5.10	1-15-2044	35,000	40,149
				230,567

Life Sciences Tools & Services : 0.02%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	20,000	20,507

Pharmaceuticals : 0.10%
AbbVie Incorporated	4.40	11-6-2042	40,000	41,381
Mylan Incorporated	5.40	11-29-2043	45,000	52,159
				93,540

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.96%
Aerospace & Defense : 0.26%
Lockheed Martin Corporation	3.80%	3-1-2045	$50,000	$49,709
Northrop Grumman Corporation	3.25	8-1-2023	110,000	113,407
Northrop Grumman Corporation	3.85	4-15-2045	75,000	73,838
				236,954

Air Freight & Logistics : 0.14%
FedEx Corporation	3.20	2-1-2025	65,000	65,878
FedEx Corporation	4.10	2-1-2045	65,000	64,910
				130,788

Machinery : 0.06%
Valmont Industries Incorporated	5.25	10-1-2054	55,000	54,209

Road & Rail : 0.50%
Burlington Northern Santa Fe LLC	4.15	4-1-2045	100,000	104,037
Penske Truck Leasing Company LP 144A	2.50	6-15-2019	125,000	125,164
Penske Truck Leasing Company LP 144A	3.05	1-9-2020	155,000	157,597
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	65,000	64,980
				451,778

Information Technology : 0.67%
Electronic Equipment, Instruments & Components : 0.15%
Keysight Technologies Incorporated 144A	4.55	10-30-2024	55,000	55,419
L-3 Communications Corporation	3.95	5-28-2024	80,000	82,104
				137,523

IT Services : 0.13%
MasterCard Incorporated	3.38	4-1-2024	30,000	31,657
Xerox Corporation	2.75	9-1-2020	65,000	65,091
Xerox Corporation	4.80	3-1-2035	20,000	19,616
				116,364

Semiconductors & Semiconductor Equipment : 0.02%
Broadcom Corporation	4.50	8-1-2034	20,000	21,637

Software : 0.09%
Microsoft Corporation	4.00	2-12-2055	80,000	79,876

Technology Hardware, Storage & Peripherals : 0.28%
Apple Incorporated	2.50	2-9-2025	95,000	93,049
Apple Incorporated	2.85	5-6-2021	95,000	98,983
Apple Incorporated	3.45	2-9-2045	65,000	61,877
				253,909

Materials : 0.45%
Chemicals : 0.35%
Albemarle Corporation	5.45	12-1-2044	65,000	70,113
Eastman Chemical Company	3.80	3-15-2025	90,000	93,335
Eastman Chemical Company	4.65	10-15-2044	40,000	41,983
LyondellBasell Industries NV	4.63	2-26-2055	40,000	39,549
Mosaic Company	5.45	11-15-2033	30,000	34,690
Mosaic Company	5.63	11-15-2043	35,000	41,567
				321,237

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.10%
Freeport-McMoRan Copper & Gold Incorporated	4.55%	11-14-2024	$65,000	$62,455
Vale Overseas Limited	8.25	1-17-2034	25,000	27,815
				90,270

Telecommunication Services : 0.77%
Diversified Telecommunication Services : 0.77%
AT&T Incorporated	4.30	12-15-2042	25,000	23,840
AT&T Incorporated	4.35	6-15-2045	30,000	28,792
Verizon Communications Incorporated	2.50	9-15-2016	105,000	107,223
Verizon Communications Incorporated	3.50	11-1-2024	60,000	61,402
Verizon Communications Incorporated 144A	4.27	1-15-2036	57,000	56,570
Verizon Communications Incorporated	4.40	11-1-2034	148,000	150,775
Verizon Communications Incorporated	4.86	8-21-2046	260,000	272,235
				700,837

Utilities : 1.33%
Electric Utilities : 0.84%
Alabama Power Company	3.75	3-1-2045	50,000	50,927
American Electric Power Company	1.65	12-15-2017	130,000	130,728
Commonwealth Edison Company	3.70	3-1-2045	20,000	20,299
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	40,000	44,925
Niagara Mohawk Power Corporation 144A	4.28	10-1-2034	60,000	65,462
PacifiCorp	3.60	4-1-2024	110,000	117,859
Potomac Electric Power Company	4.15	3-15-2043	50,000	54,010
Potomac Electric Power Company	3.60	3-15-2024	55,000	58,642
Public Service Company of Colorado	4.30	3-15-2044	30,000	34,180
Public Service Electric & Gas Company	3.05	11-15-2024	50,000	51,475
Southwestern Electric Power Company	3.55	2-15-2022	40,000	42,216
Southwestern Electric Power Company	3.90	4-1-2045	55,000	54,398
Virginia Electric & Power Company	4.45	2-15-2044	35,000	39,445
				764,566

Multi-Utilities : 0.49%
Ameren Illinois Company	4.30	7-1-2044	45,000	50,686
Berkshire Hathaway Energy	4.50	2-1-2045	60,000	65,326
Consumers Energy Company	4.35	8-31-2064	40,000	43,577
Dominion Resources Incorporated	4.70	12-1-2044	60,000	66,831
Pacific Gas & Electric Corporation	3.25	6-15-2023	45,000	46,508
Puget Energy Incorporated	6.00	9-1-2021	145,000	171,197
				444,125

Total Corporate Bonds and Notes (Cost $16,210,330)				16,626,660

Municipal Obligations : 0.99%
California : 0.29%
California Build America Bonds (GO)	7.60	11-1-2040	80,000	128,362
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	90,000	136,454
				264,816

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Nevada : 0.15%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82%	7-1-2045	$95,000	$139,764

New Jersey : 0.18%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	114,000	167,346

New York : 0.15%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	120,000	131,238

Ohio : 0.05%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	36,000	40,150

Texas : 0.17%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	104,000	154,943

Total Municipal Obligations (Cost $679,438)				898,257

Non-Agency Mortgage-Backed Securities : 5.04%
Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93	7-10-2045	19,008	19,087
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	100,000	112,654
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13	11-10-2046	31,000	34,381
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class AAB	3.55	3-10-2047	69,000	73,399
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	48,000	49,155
Commercial Mortgage Pass-Through Certificate Trust Series 2012-CR4 Class A2	1.80	10-15-2045	30,000	30,206
Commercial Mortgage Pass-Through Certificate Trust Series 2012-UBS5 Class A3	3.55	9-10-2047	35,000	37,187
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class A4	4.05	10-10-2046	19,000	20,992
Commercial Mortgage Pass-Through Certificate Trust Series 2013-LC6 Class AM	3.28	1-10-2046	48,000	49,609
Commercial Mortgage Pass-Through Certificate Trust Series 2014-C19 Class A5	3.80	8-10-2047	96,000	103,732
Commercial Mortgage Pass-Through Certificate Trust Series 2014-C20 Class ASB	3.31	11-10-2047	43,000	45,116
Commercial Mortgage Pass-Through Certificate Trust Series 2014-C4 Class A5	3.69	8-10-2047	262,000	279,788
Commercial Mortgage Pass-Through Certificate Trust Series 2014-CR18 Class ASB	3.45	7-15-2047	58,000	61,498
Commercial Mortgage Pass-Through Certificate Trust Series 2014-LC15 Class ASB	3.53	4-10-2047	102,000	108,344
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS3 Class A4	3.82	6-10-2047	63,000	68,154
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS5 Class A4	3.84	9-10-2047	50,000	54,123
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS6 Class AM ±	4.05	12-10-2047	120,000	128,442
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS6 Class ASB	3.39	12-10-2047	113,000	119,165
Commercial Mortgage Pass-Through Certificate Trust Series 2015-CR22 Class A5	3.31	3-10-2048	45,000	46,767
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	138,000	151,750
Commercial Mortgage Pass-Through Certificate Trust Series 2015-C1 Class A4	3.51	4-15-2050	101,000	106,685
Commercial Mortgage Pass-Through Certificate Trust Series 2015-C1 Class AS	3.79	4-15-2050	37,000	39,079

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10%	8-15-2038	$36,603	$36,702
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	89,343	90,912
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	111,000	124,545
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	54,508	54,910
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	77,889	79,209
GS Mortgage Securities Trust Series 2012-GC6 Class A1	1.28	1-10-2045	3,473	3,485
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	26,841	26,913
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	39,000	39,741
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	60,000	64,393
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	133,000	142,853
GS Mortgage Securities Trust Series 2014-GC24 Class AAB	3.65	9-10-2047	182,000	195,485
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	71,000	75,002
GS Mortgage Securities Trust Series 2015-GC28 Class A5	3.40	2-10-2048	93,000	97,174
GS Mortgage Securities Trust Series 2015-GC28 Class AS	3.76	2-10-2048	102,000	106,988
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	325,052	379,217
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	4,853	4,855
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB14 Class A4 ±	5.48	12-12-2044	31,506	32,160
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	62,099	64,280
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A2	1.68	12-15-2047	39,000	39,296
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C10 Class ASB	2.70	12-15-2047	79,000	80,867
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C25 Class ASB	3.41	11-15-2047	15,000	15,840
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-IVR2 Class A2 144A±	2.77	1-25-2045	96,000	97,084
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	266,000	290,299
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A4 ±	5.05	7-12-2038	19,026	19,085
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	117,211	117,884
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	39,000	39,556
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	45,000	48,126
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	196,227	201,285
Structured Agency Credit Risk Debt Note Series 2015-DN1 Class M1 ±	1.42	1-25-2025	251,887	252,401
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	33,000	34,346
Total Non-Agency Mortgage-Backed Securities (Cost $4,455,143)				4,594,206

U.S. Treasury Securities : 31.70%
U.S. Treasury Bond	2.50	2-15-2045	218,000	216,127
U.S. Treasury Bond	2.75	11-15-2042	156,000	162,228
U.S. Treasury Bond	3.00	11-15-2044	214,000	234,514
U.S. Treasury Bond	3.13	11-15-2041	412,000	460,700
U.S. Treasury Bond	3.13	2-15-2043	288,000	321,525
U.S. Treasury Bond	3.13	8-15-2044	74,000	82,967
U.S. Treasury Bond	3.38	5-15-2044	64,000	75,025
U.S. Treasury Bond	3.63	8-15-2043	485,000	592,761
U.S. Treasury Bond	3.63	2-15-2044	498,000	609,311
U.S. Treasury Bond	3.75	11-15-2043	209,000	261,136
U.S. Treasury Note	1.38	2-29-2020	1,064,000	1,064,332
U.S. Treasury Note	0.50	9-30-2016	317,000	317,297
U.S. Treasury Note	0.50	2-28-2017	40,000	39,969
U.S. Treasury Note	0.50	3-31-2017	709,000	708,058
U.S. Treasury Note	0.63	10-15-2016	150,000	150,387
U.S. Treasury Note	0.63	2-15-2017	1,105,000	1,106,640

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note ##	0.63%	8-31-2017	$495,000	$494,033
U.S. Treasury Note ##	0.63	9-30-2017	1,528,000	1,523,822
U.S. Treasury Note	0.88	1-31-2017	398,000	400,550
U.S. Treasury Note ##	0.88	5-15-2017	1,309,000	1,316,363
U.S. Treasury Note ##	0.88	7-15-2017	1,522,000	1,529,491
U.S. Treasury Note ##	0.88	8-15-2017	1,037,000	1,041,618
U.S. Treasury Note	0.88	10-15-2017	2,255,000	2,262,399
U.S. Treasury Note	0.88	11-15-2017	635,000	636,588
U.S. Treasury Note	1.00	9-15-2017	712,000	716,784
U.S. Treasury Note	1.00	2-15-2018	162,000	162,633
U.S. Treasury Note	1.00	3-15-2018	1,105,000	1,108,885
U.S. Treasury Note	1.00	8-31-2019	208,000	205,351
U.S. Treasury Note	1.25	1-31-2020	79,000	78,574
U.S. Treasury Note	1.38	3-31-2020	433,000	433,068
U.S. Treasury Note	1.50	1-31-2019	1,279,000	1,295,387
U.S. Treasury Note	1.50	5-31-2019	406,000	410,314
U.S. Treasury Note	1.50	10-31-2019	394,000	397,016
U.S. Treasury Note	1.63	6-30-2019	741,000	752,520
U.S. Treasury Note	1.63	8-31-2019	512,000	519,400
U.S. Treasury Note	1.75	9-30-2019	2,629,000	2,679,114
U.S. Treasury Note	1.75	2-28-2022	279,000	279,807
U.S. Treasury Note	2.00	10-31-2021	415,000	423,397
U.S. Treasury Note	2.00	2-15-2025	996,000	1,002,300
U.S. Treasury Note	2.13	8-31-2020	169,000	174,743
U.S. Treasury Note	2.25	7-31-2021	334,000	346,368
U.S. Treasury Note	2.50	5-15-2024	921,000	967,410
U.S. Treasury Note	3.13	4-30-2017	1,246,000	1,311,026
Total U.S. Treasury Securities (Cost $28,325,949)				28,871,938

Yankee Corporate Bonds and Notes : 5.18%
Consumer Discretionary : 0.29%
Media : 0.12%
British Sky Broadcasting 144A	3.75	9-16-2024	105,000	108,554

Textiles, Apparel & Luxury Goods : 0.17%
LVMH Moet Hennessy Louis Vuitton SA 144A	1.63	6-29-2017	158,000	159,553

Consumer Staples : 0.19%
Beverages : 0.19%
Pernod Ricard SA 144A	5.75	4-7-2021	150,000	174,071

Energy : 1.25%
Energy Equipment & Services : 0.05%
Ensco plc	5.20	3-15-2025	45,000	45,241

Oil, Gas & Consumable Fuels : 1.20%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	60,000	54,186
Ecopetrol SA	5.88	5-28-2045	45,000	42,188
Ecopetrol SA	7.38	9-18-2043	45,000	48,994
Petrobras Global Finance Company	3.00	1-15-2019	70,000	60,432
Petrobras Global Finance Company	4.88	3-17-2020	100,000	89,800
Petroleos Mexicanos Company	2.38	4-15-2025	120,000	122,101
Petroleos Mexicanos Company 144A	4.50	1-23-2026	40,000	40,760
Petroleos Mexicanos Company 144A	5.50	6-27-2044	15,000	15,131
Petroleos Mexicanos Company 144A	5.63	1-23-2046	95,000	96,644
Petroleos Mexicanos Company	6.38	1-23-2045	45,000	50,310
Statoil ASA	2.25	11-8-2019	80,000	81,363
Statoil ASA	2.90	11-8-2020	95,000	99,522

Portfolio of investments — March 31, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Talisman Energy Incorporated	3.75%	2-1-2021	$65,000	$63,956
Total Capital International SA	2.10	6-19-2019	80,000	81,128
Total Capital International SA	2.75	6-19-2021	50,000	51,146
Weatherford International Limited	4.50	4-15-2022	45,000	41,129
Weatherford International Limited	5.95	4-15-2042	60,000	52,744
				1,091,534

Financials : 2.53%
Banks : 2.16%
Abbey National Treasury Services plc	2.38	3-16-2020	170,000	171,212
Barclays plc	3.65	3-16-2025	200,000	200,610
Credit Agricole SA 144A	4.38	3-17-2025	200,000	202,230
Credit Suisse AG (New York)	3.63	9-9-2024	250,000	258,392
Deutsche Bank AG %%	4.50	4-1-2025	210,000	209,830
ING Bank NV 144A	1.80	3-16-2018	190,000	191,147
ING Bank NV 144A	2.45	3-16-2020	210,000	212,576
ING Bank NV 144A	5.80	9-25-2023	90,000	101,891
Lloyds Bank plc	1.75	3-16-2018	215,000	216,052
Lloyds Bank plc	2.40	3-17-2020	200,000	201,754
				1,965,694

Diversified Financial Services : 0.28%
BHP Billiton Finance USA Limited	5.00	9-30-2043	35,000	40,087
Volkswagen International Finance NV 144A	1.13	11-18-2016	210,000	210,699
				250,786

Insurance : 0.09%
XLIT Limited	4.45	3-31-2025	40,000	40,259
XLIT Limited	5.50	3-31-2045	45,000	45,015
				85,274

Health Care : 0.34%
Pharmaceuticals : 0.34%
Actavis Funding SCS	3.00	3-12-2020	135,000	138,303
Actavis Funding SCS	3.80	3-15-2025	60,000	61,872
Actavis Funding SCS	4.75	3-15-2045	75,000	79,594
Actavis Funding SCS	4.85	6-15-2044	25,000	26,557
				306,326

Materials : 0.21%
Chemicals : 0.05%
LYB International Finance BV	4.88	3-15-2044	40,000	42,903

Metals & Mining : 0.16%
Barrick Gold Corporation	4.10	5-1-2023	45,000	44,393
Teck Resources Limited	3.75	2-1-2023	35,000	32,863
Xstrata Finance Canada 144A	2.05	10-23-2015	71,000	71,298
				148,554

Telecommunication Services : 0.28%
Diversified Telecommunication Services : 0.02%
Telstra Corporation Limited 144A%%	3.13	4-7-2025	20,000	19,966

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.26%
America Movil SAB de CV		3.13%	7-16-2022	$235,000	$239,019

Utilities : 0.09%
Electric Utilities : 0.09%
Electricite de France 144A		6.00	1-22-2114	70,000	84,933

Total Yankee Corporate Bonds and Notes (Cost $4,672,327)					4,722,408

Yankee Government Bonds : 1.17%
Province of Manitoba		3.05	5-14-2024	75,000	79,526
Republic of Paraguay 144A		6.10	8-11-2044	100,000	109,750
Republic of Peru		5.63	11-18-2050	20,000	24,400
Republic of Slovenia 144A		5.25	2-18-2024	200,000	229,550
Slovak Republic 144A		4.38	5-21-2022	375,000	419,209
United Mexican States		5.75	10-12-2049	185,000	202,113
Total Yankee Government Bonds (Cost $964,522)					1,064,548

		Yield		Shares
Short-Term Investments : 3.48%
Investment Companies : 3.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)		0.10		3,170,464	3,170,464

Total Short-Term Investments (Cost $3,170,464)					3,170,464

Total investments in securities (Cost $97,765,904)*	109.46%				99,691,318
Other assets and liabilities, net	(9.46)				(8,614,975)

Total net assets	100.00%				$91,076,343

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $97,888,033 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,046,480
Gross unrealized losses	(243,195)

Net unrealized gains	$1,803,285

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$26,663,200	$0	$26,663,200
Asset-backed securities	0	13,079,637	0	13,079,637
Corporate bonds and notes	0	16,626,660	0	16,626,660
Municipal obligations	0	898,257	0	898,257

Non-agency mortgage backed securities	0	4,594,206	0	4,594,206
U.S. Treasury securities	28,871,938	0	0	28,871,938
Yankee corporate bonds and notes	0	4,722,408	0	4,722,408
Yankee government bonds	0	1,064,548	0	1,064,548
Short-term investments
Investment companies	3,170,464	0	0	3,170,464

Total assets	$32,042,402	$67,648,916	$0	$99,691,318

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 26, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: May 26, 2015